Intermediate Bond Fund of America®
Investment portfolio
May 31, 2025
unaudited

Bonds, notes & other debt instruments 94.39% Mortgage-backed obligations 39.79% Federal agency mortgage-backed obligations 30.36%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB4213 3.00% 1/1/2027 (a)	USD127	$125
Fannie Mae Pool #AJ9184 3.50% 1/1/2027 (a)	352	348
Fannie Mae Pool #AB4920 3.00% 4/1/2027 (a)	1,475	1,455
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (a)	1	1
Fannie Mae Pool #AX3593 3.00% 6/1/2027 (a)	608	600
Fannie Mae Pool #AO7778 3.00% 7/1/2027 (a)	189	185
Fannie Mae Pool #310129 3.50% 7/1/2027 (a)	781	773
Fannie Mae Pool #AB7551 3.00% 1/1/2028 (a)	76	75
Fannie Mae Pool #AR9883 3.00% 4/1/2028 (a)	37	37
Fannie Mae Pool #AT0321 3.50% 4/1/2028 (a)	95	93
Fannie Mae Pool #AT4968 3.00% 5/1/2028 (a)	140	137
Fannie Mae Pool #AB9654 3.00% 6/1/2028 (a)	1,323	1,298
Fannie Mae Pool #AB9935 3.00% 7/1/2028 (a)	1,366	1,339
Fannie Mae Pool #AS0192 3.00% 8/1/2028 (a)	2,002	1,963
Fannie Mae Pool #AS0113 3.50% 8/1/2028 (a)	873	860
Fannie Mae Pool #AU6794 3.00% 9/1/2028 (a)	5	5
Fannie Mae Pool #AU6682 3.00% 9/1/2028 (a)	1	1
Fannie Mae Pool #AU6684 3.50% 9/1/2028 (a)	3,087	3,046
Fannie Mae Pool #AS0503 3.50% 9/1/2028 (a)	2,464	2,431
Fannie Mae Pool #AU8095 3.50% 9/1/2028 (a)	295	289
Fannie Mae Pool #AS0756 3.00% 10/1/2028 (a)	2,054	2,013
Fannie Mae Pool #AU7549 3.50% 10/1/2028 (a)	1,079	1,065
Fannie Mae Pool #AS1063 3.00% 11/1/2028 (a)	3,194	3,130
Fannie Mae Pool #AS0904 3.50% 11/1/2028 (a)	1,541	1,521
Fannie Mae Pool #AS1071 3.50% 11/1/2028 (a)	1,525	1,505
Fannie Mae Pool #AS0905 3.50% 11/1/2028 (a)	1,398	1,380
Fannie Mae Pool #AV0637 3.50% 11/1/2028 (a)	137	135
Fannie Mae Pool #AS1296 3.00% 12/1/2028 (a)	2,410	2,359
Fannie Mae Pool #AV4997 3.50% 1/1/2029 (a)	1,683	1,660
Fannie Mae Pool #AL4843 3.50% 2/1/2029 (a)	2,052	2,024
Fannie Mae Pool #AS1641 3.50% 2/1/2029 (a)	1,359	1,341
Fannie Mae Pool #AS1639 3.50% 2/1/2029 (a)	736	724
Fannie Mae Pool #AW1249 3.00% 5/1/2029 (a)	240	233
Fannie Mae Pool #AL5688 3.50% 8/1/2029 (a)	2,918	2,880
Fannie Mae Pool #AX1256 3.50% 8/1/2029 (a)	258	253
Fannie Mae Pool #AX1293 3.50% 9/1/2029 (a)	1,070	1,053
Fannie Mae Pool #AL6368 3.00% 10/1/2029 (a)	834	815
Fannie Mae Pool #AL6140 3.50% 12/1/2029 (a)	4,428	4,359
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	47	46
Fannie Mae Pool #AY2719 3.00% 2/1/2030 (a)	76	74
Fannie Mae Pool #AZ3371 3.50% 7/1/2030 (a)	2,353	2,318
Fannie Mae Pool #AL7141 3.50% 7/1/2030 (a)	718	705
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	65	63
Fannie Mae Pool #BM3501 3.00% 4/1/2032 (a)	81	80
Fannie Mae Pool #BJ9182 3.00% 5/1/2033 (a)	703	679
Intermediate Bond Fund of America — Page 1 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BN3184 3.00% 6/1/2033 (a)	USD147	$142
Fannie Mae Pool #BJ6880 3.00% 6/1/2033 (a)	18	18
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	3	3
Fannie Mae Pool #MA3463 4.00% 9/1/2033 (a)	5,967	5,925
Fannie Mae Pool #BN1087 4.00% 1/1/2034 (a)	6	6
Fannie Mae Pool #BK0499 3.00% 12/1/2034 (a)	57	54
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	3,612	3,373
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	19	19
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	3,415	3,154
Fannie Mae Pool #MA4628 2.50% 6/1/2037 (a)	4,985	4,606
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	992	916
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	439	405
Fannie Mae Pool #888698 7.00% 10/1/2037 (a)	15	16
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	30	30
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (a)	5,178	5,305
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	135	135
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	48	48
Fannie Mae Pool #AB1084 5.50% 5/1/2040 (a)	93	95
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (a)	2,245	1,978
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (a)	2,534	2,231
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (a)	23,943	20,255
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	224	223
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (a)	11,459	9,689
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	9,249	7,813
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (a)	4,443	3,755
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (a)	85,238	71,754
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (a)	7,705	6,525
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	185	177
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	90	90
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (a)	20,244	17,035
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	56	56
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (a)	34,431	27,948
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	4,158	3,497
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	122	122
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	1,564	1,313
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	298	275
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	137	126
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	40	37
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	57	52
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,290	1,195
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	415	383
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	66	61
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	42	38
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	91	84
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	745	679
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	28,221	25,692
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	1,036	916
Fannie Mae Pool #AS8583 3.50% 1/1/2047 (a)	10,246	9,292
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	1,288	1,138
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	655	595
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	176	160
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	89	80
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	82	74
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	23	21
Intermediate Bond Fund of America — Page 2 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	USD46	$43
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	1,011	944
Fannie Mae Pool #BM3788 3.50% 3/1/2048 (a)	17,033	15,422
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	466	422
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	613	572
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	857	800
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	233	217
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	100	97
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	313	293
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,843	1,882
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	7,279	6,631
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	4,840	4,389
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,287	1,166
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	6,538	5,938
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	3,554	3,216
Fannie Mae Pool #CA5333 3.00% 3/1/2050 (a)	36,653	31,919
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (a)	11,669	9,963
Fannie Mae Pool #CA5731 3.00% 5/1/2050 (a)	25,141	21,632
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	3,619	2,999
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	533	436
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (a)	153	131
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	9,969	8,268
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (a)	77	66
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	277	239
Fannie Mae Pool #BQ3114 2.00% 10/1/2050 (a)	48	37
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (a)	128	109
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	8,468	7,010
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (a)	5,135	4,263
Fannie Mae Pool #FM4969 2.00% 12/1/2050 (a)	4,359	3,444
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	1,657	1,301
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (a)	4,817	4,227
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (a)	82	70
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	561	539
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	5,654	4,438
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (a)	45	38
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	164	128
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	16,086	13,362
Fannie Mae Pool #BR4075 2.00% 3/1/2051 (a)	14,646	11,570
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (a)	50	39
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (a)	4	3
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,412	4,227
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	78	61
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	19,531	17,009
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (a)	1,266	1,088
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (a)	156	134
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (a)	36,393	28,451
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	3,301	2,723
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (a)	115	99
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (a)	155	121
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,323	1,096
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (a)	634	517
Fannie Mae Pool #FM8315 2.50% 7/1/2051 (a)	36	29
Fannie Mae Pool #BQ6558 2.50% 9/1/2051 (a)	1,785	1,456
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	5,267	4,109
Intermediate Bond Fund of America — Page 3 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	USD353	$276
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	7,873	6,523
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	3,668	3,059
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (a)	8,689	7,485
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (a)	3,731	3,220
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (a)	1,074	930
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (a)	1,634	1,275
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (a)	973	759
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	23,593	19,787
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	13,897	11,478
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (a)	12,684	10,498
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (a)	12,584	10,390
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (a)	6,087	5,031
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (a)	4,812	3,982
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (a)	4,714	3,905
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	4,017	3,333
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (a)	368	301
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	5,474	4,760
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (a)	1,102	952
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (a)	1,607	1,253
Fannie Mae Pool #BU9638 2.50% 1/1/2052 (a)	231	190
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	11,410	9,826
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	16,232	12,649
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	12,321	9,600
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	5,563	4,367
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	3,349	2,613
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (a)	811	632
Fannie Mae Pool #CB2849 2.00% 2/1/2052 (a)	37	29
Fannie Mae Pool #FS0523 2.50% 2/1/2052 (a)	1,491	1,233
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	444	384
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	2,123	1,653
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	2,064	1,611
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	1,683	1,311
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (a)	869	676
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (a)	169	132
Fannie Mae Pool #BT2296 2.00% 3/1/2052 (a)	31	24
Fannie Mae Pool #BT8111 2.50% 3/1/2052 (a)	749	613
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	7,648	5,957
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (a)	2,776	2,165
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (a)	1,357	1,057
Fannie Mae Pool #BV3847 2.50% 4/1/2052 (a)	666	546
Fannie Mae Pool #BV8156 2.50% 4/1/2052 (a)	165	135
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	636	585
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	1,842	1,439
Fannie Mae Pool #BW0160 2.50% 5/1/2052 (a)	690	567
Fannie Mae Pool #BW2934 2.50% 6/1/2052 (a)	815	668
Fannie Mae Pool #BW2170 2.50% 6/1/2052 (a)	72	59
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	1,510	1,387
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	1,319	1,214
Fannie Mae Pool #BT8263 4.50% 6/1/2052 (a)	49	46
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (a)	3,076	2,827
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	569	580
Fannie Mae Pool #CB4421 5.50% 8/1/2052 (a)	239	239
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (a)	37,363	34,259
Intermediate Bond Fund of America — Page 4 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV0952 4.50% 9/1/2052 (a)	USD838	$792
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (a)	690	652
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	7,808	6,080
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	443	407
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	14,755	13,954
Fannie Mae Pool #BW1215 4.50% 10/1/2052 (a)	2,186	2,068
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	6,764	6,720
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	6,126	6,093
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (a)	3,292	3,114
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	1,158	1,096
Fannie Mae Pool #BX3101 5.50% 11/1/2052 (a)	165	163
Fannie Mae Pool #BW1417 2.50% 12/1/2052 (a)	519	424
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	15,422	15,316
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (a)	33,046	30,362
Fannie Mae Pool #BW5062 4.00% 1/1/2053 (a)	84	77
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	4,577	4,323
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (a)	2,181	2,163
Fannie Mae Pool #BX5592 5.50% 1/1/2053 (a)	955	951
Fannie Mae Pool #BX0856 5.50% 1/1/2053 (a)	21	21
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	6,947	7,039
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (a)	286	290
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	2,143	2,220
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	465	427
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	14,729	14,628
Fannie Mae Pool #BX7551 5.50% 2/1/2053 (a)	1,551	1,538
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	246	226
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	4,447	4,435
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	1,701	1,693
Fannie Mae Pool #BX9111 5.50% 3/1/2053 (a)	1,313	1,303
Fannie Mae Pool #BX7555 5.50% 3/1/2053 (a)	1,199	1,190
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (a)	990	983
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	27,179	26,968
Fannie Mae Pool #BX9999 5.50% 4/1/2053 (a)	2,606	2,597
Fannie Mae Pool #BY3206 5.50% 4/1/2053 (a)	2,061	2,046
Fannie Mae Pool #BY0130 5.50% 4/1/2053 (a)	1,893	1,884
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (a)	1,672	1,664
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (a)	1,584	1,573
Fannie Mae Pool #BX8883 5.50% 4/1/2053 (a)	1,256	1,245
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	3,112	3,154
Fannie Mae Pool #CB6597 6.00% 4/1/2053 (a)	346	352
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,418	4,589
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	1,537	1,411
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	8,027	7,803
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	18,124	17,981
Fannie Mae Pool #BY2505 5.50% 5/1/2053 (a)	2,261	2,244
Fannie Mae Pool #BY3207 5.50% 5/1/2053 (a)	1,778	1,769
Fannie Mae Pool #BY1592 5.50% 5/1/2053 (a)	1,544	1,537
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (a)	1,212	1,204
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (a)	1,020	1,012
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	451	447
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	49,054	49,727
Fannie Mae Pool #BY1721 6.00% 5/1/2053 (a)	4,962	5,056
Fannie Mae Pool #BY2260 6.00% 5/1/2053 (a)	869	878
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	4,175	4,307
Intermediate Bond Fund of America — Page 5 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (a)	USD5,877	$5,557
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	943	891
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	49,210	48,822
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	22,798	22,590
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (a)	1,072	1,069
Fannie Mae Pool #BY5242 5.50% 6/1/2053 (a)	43	42
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	77,001	77,945
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	26,517	26,802
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	16,392	16,644
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	12,386	12,600
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	8,485	8,588
Fannie Mae Pool #BW5303 6.00% 6/1/2053 (a)	358	362
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	17,069	17,688
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	6,166	6,359
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	4,420	4,563
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	8,454	6,594
Fannie Mae Pool #MA5089 4.00% 7/1/2053 (a)	3,362	3,086
Fannie Mae Pool #BW9646 4.00% 7/1/2053 (a)	589	541
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	28,067	26,536
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	64,321	63,806
Fannie Mae Pool #FS5517 6.00% 7/1/2053 (a)	2,728	2,780
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (a)	8,159	7,712
Fannie Mae Pool #MA5108 6.00% 8/1/2053 (a)	157,949	159,830
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (a)	100	99
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	38,140	38,616
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	1,759	1,614
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (a)	255	253
Fannie Mae Pool #FS6163 6.00% 10/1/2053 (a)	31,468	32,011
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	15,846	16,031
Fannie Mae Pool #CB7341 6.00% 10/1/2053 (a)	3,754	3,825
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	858	788
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	3,482	3,452
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	2,312	2,293
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	41,203	41,763
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	28,688	29,082
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	18,704	18,923
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	17,260	17,832
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	5,142	5,283
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	3,642	3,758
Fannie Mae Pool #CB7907 6.50% 11/1/2053 (a)	2,731	2,806
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	370	340
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	2,482	2,461
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	149,859	151,468
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	23,851	24,127
Fannie Mae Pool #MA5217 6.50% 12/1/2053 (a)	3,745	3,848
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	1,323	1,366
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	5,999	6,266
Fannie Mae Pool #CB7923 4.00% 1/1/2054 (a)	105	97
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	37,303	37,745
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	10,891	11,013
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	38,970	40,074
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	7,858	8,126
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,070	1,106
Fannie Mae Pool #MA5248 6.50% 1/1/2054 (a)	79	81
Intermediate Bond Fund of America — Page 6 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (a)	USD5,999	$6,266
Fannie Mae Pool #DA5799 7.00% 1/1/2054 (a)	1,596	1,667
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	29,419	27,794
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (a)	640	634
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	120	119
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	20,104	20,370
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	14,628	15,051
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	2,620	2,707
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (a)	5,999	6,266
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	2,744	2,517
Fannie Mae Pool #DA7881 5.50% 3/1/2054 (a)	5,733	5,681
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (a)	5,647	5,601
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	4,619	4,577
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	2,505	2,496
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	1,327	1,318
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	21,573	21,985
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	10,165	10,340
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	390	395
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,567	3,694
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	7,391	7,337
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	5,576	5,561
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (a)	2,780	2,756
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	2,650	2,750
Fannie Mae Pool #DB2704 6.50% 4/1/2054 (a)	479	497
Fannie Mae Pool #DB3612 5.50% 5/1/2054 (a)	401	397
Fannie Mae Pool #DB4021 6.50% 5/1/2054 (a)	72	75
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	15,413	15,272
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	4,727	4,812
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	4,397	4,469
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	1,005	1,016
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	609	617
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	543	553
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	3,739	3,863
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	1,082	1,114
Fannie Mae Pool #DB4399 6.50% 6/1/2054 (a)	899	925
Fannie Mae Pool #DA7646 6.50% 6/1/2054 (a)	706	725
Fannie Mae Pool #DB6174 6.50% 6/1/2054 (a)	44	45
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	5,674	5,627
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	2,816	2,790
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	2,157	2,140
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (a)	280	279
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	15,523	15,689
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	3,044	3,085
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	616	623
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	474	481
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	23,151	23,932
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	5,873	6,081
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	2,202	2,276
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	1,775	1,835
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	672	694
Fannie Mae Pool #DB6947 6.50% 7/1/2054 (a)	558	575
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	308	299
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (a)	25	25
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	12,876	13,015
Intermediate Bond Fund of America — Page 7 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	USD4,071	$4,138
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	2,696	2,725
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	2,304	2,333
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	1,999	2,024
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,648	1,675
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	1,257	1,270
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	1,205	1,218
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	244	248
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	195	199
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	180	183
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	6,254	6,479
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (a)	5,769	5,971
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	465	481
Fannie Mae Pool #DB1919 7.00% 8/1/2054 (a)	495	519
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	20,582	20,493
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	4,186	4,155
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	3,385	3,354
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	2,512	2,501
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	1,030	1,020
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	4,271	4,340
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	107	108
Fannie Mae Pool #DC1349 6.50% 9/1/2054 (a)	74	76
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (a)	28,975	29,928
Fannie Mae Pool #FS9566 6.50% 10/1/2054 (a)	18,781	19,463
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	774	805
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	6,735	6,525
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	5,001	4,959
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	45,015	45,695
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	17,094	16,559
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	7,760	7,528
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	13,286	13,173
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	917	909
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	4,602	4,651
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (a)	1,919	1,954
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	795	804
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	1,959	1,850
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	13,849	13,435
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (a)	12	11
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	4,155	4,198
Fannie Mae Pool #DC9365 6.50% 1/1/2055 (a)	25	26
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	7,164	7,098
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	10,001	10,106
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (a)	36	38
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	9,106	9,201
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (a)	4,534	4,157
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	4,320	4,366
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	1,479	1,433
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,811	2,841
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	788	763
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	676	670
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	2,085	1,918
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	11,164	9,837
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (a)	1,232	1,175
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	7,125	6,278
Intermediate Bond Fund of America — Page 8 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	USD4,574	$4,030
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	9,163	7,767
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	9,216	7,102
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (a)	2,413	2,006
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	2,739	2,588
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	2,950	2,452
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	4,240	3,699
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	1,041	949
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (a)	73	78
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (a)	138	145
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (a)	25	25
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (a)(b)	16,000	15,742
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 10/25/2036 (a)	60	54
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 1/25/2037 (a)	229	199
Freddie Mac Pool #G14278 3.50% 10/1/2026 (a)	836	829
Freddie Mac Pool #J17236 3.50% 11/1/2026 (a)	212	210
Freddie Mac Pool #ZK3828 3.00% 1/1/2027 (a)	238	234
Freddie Mac Pool #G14502 3.00% 2/1/2027 (a)	500	494
Freddie Mac Pool #ZK3899 3.00% 2/1/2027 (a)	83	82
Freddie Mac Pool #ZK3929 3.00% 3/1/2027 (a)	124	123
Freddie Mac Pool #ZK3934 3.00% 3/1/2027 (a)	37	36
Freddie Mac Pool #ZK6134 3.00% 10/1/2028 (a)	1,440	1,412
Freddie Mac Pool #ZK6157 3.00% 10/1/2028 (a)	1,406	1,379
Freddie Mac Pool #J25843 3.50% 10/1/2028 (a)	628	619
Freddie Mac Pool #ZA0559 7.00% 10/1/2028 (a)	2	2
Freddie Mac Pool #ZA3673 3.00% 11/1/2028 (a)	3,236	3,171
Freddie Mac Pool #V60341 3.00% 11/1/2028 (a)	1,850	1,814
Freddie Mac Pool #ZK6172 3.00% 11/1/2028 (a)	686	672
Freddie Mac Pool #J26473 3.50% 11/1/2028 (a)	1,913	1,889
Freddie Mac Pool #J26343 3.50% 11/1/2028 (a)	562	554
Freddie Mac Pool #V60362 3.00% 12/1/2028 (a)	1,188	1,165
Freddie Mac Pool #G14942 3.50% 12/1/2028 (a)	2,526	2,495
Freddie Mac Pool #V60368 3.50% 12/1/2028 (a)	1,307	1,291
Freddie Mac Pool #V60448 3.00% 1/1/2029 (a)	1,363	1,336
Freddie Mac Pool #ZK7590 3.00% 1/1/2029 (a)	535	526
Freddie Mac Pool #ZA3699 3.00% 2/1/2029 (a)	2,360	2,312
Freddie Mac Pool #V60493 3.00% 2/1/2029 (a)	1,851	1,813
Freddie Mac Pool #J27240 3.50% 2/1/2029 (a)	972	958
Freddie Mac Pool #J27711 3.50% 3/1/2029 (a)	62	61
Freddie Mac Pool #ZS8526 3.00% 5/1/2029 (a)	15	14
Freddie Mac Pool #J28177 3.50% 5/1/2029 (a)	664	652
Freddie Mac Pool #J28422 3.50% 6/1/2029 (a)	1,040	1,027
Freddie Mac Pool #ZS6995 3.00% 8/1/2029 (a)	1,502	1,468
Freddie Mac Pool #J28964 3.50% 8/1/2029 (a)	371	365
Freddie Mac Pool #J29039 3.50% 8/1/2029 (a)	241	237
Freddie Mac Pool #J28885 3.50% 8/1/2029 (a)	108	106
Freddie Mac Pool #G15175 3.00% 9/1/2029 (a)	3,122	3,054
Freddie Mac Pool #V60616 3.00% 9/1/2029 (a)	2,095	2,051
Freddie Mac Pool #ZA3742 3.00% 11/1/2029 (a)	2,770	2,705
Freddie Mac Pool #V60622 3.00% 11/1/2029 (a)	1,564	1,531
Freddie Mac Pool #V60651 3.00% 11/1/2029 (a)	1,474	1,441
Freddie Mac Pool #ZA3750 3.00% 12/1/2029 (a)	1,695	1,656
Freddie Mac Pool #J30209 3.50% 12/1/2029 (a)	52	51
Freddie Mac Pool #ZK7089 3.00% 1/1/2030 (a)	2,048	1,996
Intermediate Bond Fund of America — Page 9 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZA3774 3.00% 3/1/2030 (a)	USD2,697	$2,632
Freddie Mac Pool #J32008 3.00% 6/1/2030 (a)	1,583	1,544
Freddie Mac Pool #J33952 3.00% 3/1/2031 (a)	428	414
Freddie Mac Pool #J36382 3.50% 2/1/2032 (a)	187	184
Freddie Mac Pool #J36383 3.50% 2/1/2032 (a)	143	140
Freddie Mac Pool #QN1073 3.00% 12/1/2034 (a)	58	55
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (a)	2,084	1,768
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (a)	3,737	3,157
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (a)	50,221	42,355
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (a)	78,419	66,240
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (a)	7,220	6,105
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,215	1,023
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	16,923	14,256
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	5,294	4,449
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	11,443	9,636
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	29	27
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	309	286
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	436	404
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	316	291
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	359	329
Freddie Mac Pool #RB5317 6.50% 10/1/2044 (a)	367	377
Freddie Mac Pool #760012 5.121% 4/1/2045 (a)(b)	521	525
Freddie Mac Pool #760013 5.154% 4/1/2045 (a)(b)	361	362
Freddie Mac Pool #760014 3.727% 8/1/2045 (a)(b)	1,229	1,220
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	4,425	4,037
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,651	1,505
Freddie Mac Pool #760015 3.263% 1/1/2047 (a)(b)	2,015	1,956
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	594	532
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	598	535
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	845	760
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	614	555
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	582	523
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	545	496
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	487	438
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	416	377
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	307	277
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	262	236
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	165	150
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	154	138
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	5,796	5,420
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	189	170
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	564	522
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	474	443
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	270	250
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	329	299
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	179	162
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	162	146
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	874	815
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	1,242	1,193
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	618	593
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	418	401
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	860	826
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,882	1,704
Freddie Mac Pool #RA1369 3.50% 9/1/2049 (a)	13,088	11,767
Intermediate Bond Fund of America — Page 10 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	USD549	$496
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	4,561	4,143
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	4,412	4,007
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	3,981	3,482
Freddie Mac Pool #RA2457 3.00% 4/1/2050 (a)	8,503	7,375
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	288	248
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (a)	136	117
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (a)	3,806	3,173
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	17,099	13,424
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (a)	7,866	6,229
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (a)	13,125	10,710
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	48,872	38,592
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	3,134	2,586
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (a)	61	52
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	13,156	10,912
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (a)	5,294	4,383
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (a)	63,677	55,000
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (a)	64	55
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	4,179	3,273
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (a)	2,058	1,603
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	3,666	3,034
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	3,539	2,939
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (a)	129	111
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	815	636
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (a)	10,655	8,797
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (a)	13	11
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (a)	2,526	2,090
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (a)	833	650
Freddie Mac Pool #QD5748 2.00% 2/1/2052 (a)	834	649
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (a)	23	18
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	8,656	7,794
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	842	753
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	2,800	2,183
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	1,589	1,239
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (a)	927	722
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (a)	897	699
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	258	201
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	5,160	4,463
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	2,079	1,620
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (a)	5,734	4,748
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	14,457	12,329
Freddie Mac Pool #SD4807 2.00% 6/1/2052 (a)	1,078	844
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	7,285	6,206
Freddie Mac Pool #QE4613 4.00% 6/1/2052 (a)	385	354
Freddie Mac Pool #QE4383 4.00% 6/1/2052 (a)	74	68
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	8,698	8,225
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (a)	27	21
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	7,554	6,439
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (a)	5,081	4,666
Freddie Mac Pool #QE9425 4.50% 8/1/2052 (a)	1,406	1,329
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (a)	193	183
Freddie Mac Pool #QE7695 5.00% 8/1/2052 (a)	15,005	14,550
Freddie Mac Pool #SD8244 4.00% 9/1/2052 (a)	53,805	49,434
Freddie Mac Pool #QE9448 4.50% 9/1/2052 (a)	18,872	17,839
Intermediate Bond Fund of America — Page 11 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QE8940 4.50% 9/1/2052 (a)	USD12,085	$11,419
Freddie Mac Pool #QF0616 4.50% 9/1/2052 (a)	3,994	3,778
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (a)	883	835
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (a)	222	210
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (a)	130	123
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	55,357	53,812
Freddie Mac Pool #QF1221 4.00% 10/1/2052 (a)	1,145	1,052
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (a)	1,274	1,204
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (a)	86	82
Freddie Mac Pool #QF1573 5.50% 10/1/2052 (a)	635	630
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	3,360	3,178
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	19,947	19,814
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	5,709	5,546
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (a)	1,031	1,022
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	1,915	1,811
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	2,123	2,062
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	23,278	23,620
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	998	916
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (a)	8,957	8,897
Freddie Mac Pool #QF7073 5.50% 2/1/2053 (a)	1,503	1,493
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (a)	1,204	1,194
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	1,131	1,123
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (a)	861	856
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (a)	657	651
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	4,601	4,662
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	4,356	4,320
Freddie Mac Pool #QG1221 4.00% 4/1/2053 (a)	148	136
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	12,444	12,090
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	5,965	5,791
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	33,410	33,151
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	1,477	1,466
Freddie Mac Pool #QG0979 5.50% 4/1/2053 (a)	1,255	1,243
Freddie Mac Pool #QG2749 5.50% 4/1/2053 (a)	1,057	1,048
Freddie Mac Pool #QG1387 5.50% 4/1/2053 (a)	1,003	995
Freddie Mac Pool #SD8321 4.00% 5/1/2053 (a)	4,080	3,747
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (a)	88	83
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	2,727	2,647
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	90,350	89,638
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	6,522	6,471
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	1,910	1,903
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (a)	1,579	1,568
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	9,071	9,182
Freddie Mac Pool #SD2979 6.50% 5/1/2053 (a)	2,435	2,529
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	1,190	1,092
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (a)	6,302	5,954
Freddie Mac Pool #QG5436 5.00% 6/1/2053 (a)	24,614	23,933
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	1,740	1,690
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	62,072	61,583
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (a)	1,133	1,132
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (a)	1,091	1,083
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (a)	851	845
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	29,023	29,375
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	8,635	8,775
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	7,548	7,664
Intermediate Bond Fund of America — Page 12 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	USD5,368	$5,460
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	4,100	4,189
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	485	491
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	6,068	6,279
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	5,334	5,506
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	5,076	5,275
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	4,980	5,174
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	3,522	3,662
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	2,703	2,806
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	1,676	1,728
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	1,467	1,537
Freddie Mac Pool #SD8353 4.00% 7/1/2053 (a)	3,244	2,977
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	187	182
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	2,277	2,260
Freddie Mac Pool #QG7218 6.00% 7/1/2053 (a)	13,925	14,089
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	479	488
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	250	253
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	2,786	2,556
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	1,321	1,310
Freddie Mac Pool #SD3817 6.00% 9/1/2053 (a)	17,534	17,834
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	2,753	2,785
Freddie Mac Pool #SD3825 6.50% 9/1/2053 (a)(c)	220,144	227,007
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (a)	336	308
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	8,231	8,163
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	39,637	40,109
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	52,205	53,689
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	113,487	110,172
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (a)	3,305	3,277
Freddie Mac Pool #SD4703 6.00% 11/1/2053 (a)	58,719	59,731
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	3,142	3,229
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	2,531	2,613
Freddie Mac Pool #RJ0140 6.50% 12/1/2053 (a)	3,324	3,428
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	1,004	782
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	11,660	11,792
Freddie Mac Pool #SD4730 6.00% 1/1/2054 (a)	5,656	5,764
Freddie Mac Pool #SD8397 6.50% 1/1/2054 (a)	9,431	9,689
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	4,387	4,521
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	2,960	3,058
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	2,008	2,070
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	16,075	16,788
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	798	732
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	628	623
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (a)	30,629	31,034
Freddie Mac Pool #SD4906 6.00% 2/1/2054 (a)	13,479	13,711
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	5,042	5,099
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	855	870
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	539	556
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (a)	23,798	24,854
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	15,047	14,909
Freddie Mac Pool #QI1404 5.50% 3/1/2054 (a)	5,789	5,744
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	594	601
Freddie Mac Pool #RJ1660 6.50% 3/1/2054 (a)	2,540	2,610
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	2,097	2,160
Freddie Mac Pool #QI3548 4.00% 4/1/2054 (a)	212	194
Intermediate Bond Fund of America — Page 13 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	USD2,738	$2,730
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,756	1,742
Freddie Mac Pool #QI2281 6.00% 4/1/2054 (a)	10,703	10,898
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	281	285
Freddie Mac Pool #QI3488 6.50% 4/1/2054 (a)	13,537	13,912
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (a)	5,562	5,734
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,071	5,253
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	355	361
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	39	40
Freddie Mac Pool #SD5419 6.50% 5/1/2054 (a)	20,222	20,861
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	8,029	7,798
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	1,917	1,901
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	886	883
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	5,233	5,320
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	3,693	3,757
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	1	1
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	30,184	31,091
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	7,568	7,849
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,638	4,794
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	14,018	13,890
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,839	2,816
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	562	557
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	9,319	9,436
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	4,769	4,820
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,414	4,494
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	1,263	1,281
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	503	510
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	78,295	80,650
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	9,556	9,883
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	1,394	1,442
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (a)	649	671
Freddie Mac Pool #QJ0973 6.50% 7/1/2054 (a)	240	248
Freddie Mac Pool #QI9763 6.50% 7/1/2054 (a)	115	118
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	3,155	3,132
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	2,064	2,050
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	1,811	1,797
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	1,290	1,287
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	336	335
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	8,568	8,660
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	4,916	5,010
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,548	2,589
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	2,004	2,029
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	677	686
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	20,407	21,128
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,511	10,882
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	8,161	8,447
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	4,893	5,040
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,910	4,053
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (a)	2,749	2,830
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,704	2,795
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	32,492	32,194
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	14,515	14,409
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	6,124	6,108
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	5,509	5,465
Intermediate Bond Fund of America — Page 14 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	USD2,851	$2,847
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	2,109	2,090
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	8,758	8,882
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	4,771	4,848
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	4,521	4,607
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	4,204	4,281
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	2,728	2,762
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	17,391	18,012
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	17,222	17,753
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	4,382	4,517
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,335	3,447
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	3,041	3,142
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,792	1,851
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	1,581	1,629
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	205	212
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	34,796	34,477
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	1,123	1,118
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	23,835	24,569
Freddie Mac Pool #QJ8297 6.50% 10/1/2054 (a)	27	27
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (a)	850	780
Freddie Mac Pool #RJ2850 4.50% 11/1/2054 (a)	1,905	1,799
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	109	103
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	8,258	8,002
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	36,528	36,220
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (a)	6,380	6,325
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	2,821	2,795
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	28,873	27,992
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	19,102	18,520
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	9,108	8,824
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	6,608	6,411
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	2,183	2,117
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	1,081	1,050
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (a)	9,356	9,279
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	8,298	8,220
Freddie Mac Pool #QX2588 6.50% 12/1/2054 (a)	963	996
Freddie Mac Pool #RJ3595 6.50% 12/1/2054 (a)	497	511
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	9	9
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	2,851	2,881
Freddie Mac Pool #QX3464 6.50% 1/1/2055 (a)	461	476
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	8,284	7,823
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	98	95
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	11,605	11,727
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	7,524	7,636
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (a)	396	407
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (a)	359	356
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	342	338
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	12,715	12,848
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	667	646
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	8,162	8,247
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	1,374	1,331
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	1,065	976
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	1,830	1,773
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	1,556	1,541
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (a)	2,069	1,910
Intermediate Bond Fund of America — Page 15 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series T041, Class 3A, 4.458% 7/25/2032 (a)(b)	USD103	$94
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025 (a)(b)	354	353
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 12/25/2025 (a)	888	880
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 5/25/2026 (a)	998	980
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 11/25/2026 (a)(b)	965	951
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (a)(b)	3,000	2,971
Freddie Mac, Series K515, Class A2, Multi Family, 5.40% 1/25/2029 (a)	22,724	23,522
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2/25/2029 (a)	5,000	4,860
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (a)	2,113	1,966
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	44,953	45,140
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (a)	13,009	13,505
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (a)	5,358	4,711
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (a)	4,990	4,369
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (a)	3,000	2,627
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (a)	2,536	2,231
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053 (a)	52	47
Freddie Mac, Series 3171, Class MO, principal only, 0% 6/15/2036 (a)	194	176
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036 (a)	126	116
Freddie Mac, Series 3292, Class BO, principal only, 0% 3/15/2037 (a)	56	47
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(b)	4,755	4,450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	4,998	4,246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	1,004	880
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	5,032	4,680
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(b)	4,842	4,490
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	5,266	4,456
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (a)(b)	5,061	4,535
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (a)	2,653	2,364
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	14,418	13,853
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (a)	6,490	5,770
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	6,852	6,073
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	2,292	2,194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	2,328	2,060
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	1,957	1,738
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (a)	465	447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (a)	3,323	3,067
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-1, Class MT, 3.00% 11/25/2063 (a)	18,244	15,242
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	11,551	9,942
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	748	723
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (a)	10,301	9,975
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (a)	25,131	23,774
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (a)	14,190	13,405
Government National Mortgage Assn. 3.00% 6/1/2055 (a)(d)	15,275	13,310
Government National Mortgage Assn. 4.00% 6/1/2055 (a)(d)	1,837	1,683
Government National Mortgage Assn. 5.50% 6/1/2055 (a)(d)	60,618	60,199
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(d)	67,628	67,086
Government National Mortgage Assn. Pool #5306 4.50% 2/20/2042 (a)	5	5
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	13,160	12,226
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (a)	2	2
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	4	4
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (a)	37	31
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	47,544	38,237
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (a)	25,325	21,243
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (a)	6,301	5,190
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	4,645	3,833
Intermediate Bond Fund of America — Page 16 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	USD5,708	$4,701
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051 (a)	3,002	2,482
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	5,599	4,634
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	594	498
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	4,391	3,683
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	11,677	10,187
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (a)	2,626	2,344
Government National Mortgage Assn. Pool #MA8151 4.50% 7/20/2052 (a)	354	336
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	14,659	13,075
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	1,303	1,200
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	28,435	26,945
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,459	1,338
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	5,893	5,564
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	8,108	7,431
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	4,026	3,690
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	6,788	6,221
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	9,949	7,231
Uniform Mortgage-Backed Security 2.00% 6/1/2040 (a)(d)	8,100	7,317
Uniform Mortgage-Backed Security 3.00% 6/1/2040 (a)(d)	1,421	1,339
Uniform Mortgage-Backed Security 4.00% 6/1/2040 (a)(d)	8,000	7,745
Uniform Mortgage-Backed Security 6.00% 6/1/2040 (a)(d)	68,817	70,471
Uniform Mortgage-Backed Security 2.00% 7/1/2040 (a)(d)	1,450	1,309
Uniform Mortgage-Backed Security 5.50% 7/1/2040 (a)(d)	3,652	3,700
Uniform Mortgage-Backed Security 2.00% 6/1/2055 (a)(d)	37,314	29,004
Uniform Mortgage-Backed Security 2.50% 6/1/2055 (a)(d)	15,212	12,392
Uniform Mortgage-Backed Security 3.00% 6/1/2055 (a)(d)	753	641
Uniform Mortgage-Backed Security 3.50% 6/1/2055 (a)(d)	46,518	41,238
Uniform Mortgage-Backed Security 4.50% 6/1/2055 (a)(d)	5,634	5,315
Uniform Mortgage-Backed Security 5.50% 6/1/2055 (a)(d)	7	7
Uniform Mortgage-Backed Security 6.00% 6/1/2055 (a)(d)	48,490	48,971
Uniform Mortgage-Backed Security 6.50% 6/1/2055 (a)(d)	192,166	197,339
Uniform Mortgage-Backed Security 7.00% 6/1/2055 (a)(d)	11,105	11,593
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (a)(d)	67,112	52,184
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(d)	75,850	61,805
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (a)(d)	52,109	44,346
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(d)	86,093	76,302
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(d)	3,197	2,929
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(d)	40,201	37,901
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(d)	479,325	483,442
Uniform Mortgage-Backed Security 6.50% 7/1/2055 (a)(d)	707,848	726,214
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(d)	103,060	107,450
		7,778,348
Commercial mortgage-backed securities 5.19%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.043% 6/15/2030 (a)(b)(e)	2,840	2,857
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (a)(e)	2,972	2,838
AMSR Trust, Series 2019-SFR1, Class A, 2.774% 1/19/2039 (a)(e)	3,500	3,396
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (a)(e)	2,286	2,219
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (a)(e)	5,160	4,854
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.02% 7/15/2041 (a)(b)(e)	3,580	3,590
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029 (a)(b)(e)	8,416	8,378
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (a)	3,750	3,732
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (a)(b)	3,447	3,395
Intermediate Bond Fund of America — Page 17 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (a)	USD11,474	$11,259
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (a)	1,490	1,423
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (a)	770	772
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (a)(b)	2,661	2,756
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056 (a)(b)	3,909	4,164
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (a)	12,415	12,769
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (a)	2,360	2,453
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (a)	18,088	18,807
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (a)	2,509	2,600
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (a)(b)	6,956	7,237
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (a)(b)	3,272	3,386
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (a)(b)	7,845	8,089
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class A3, 5.646% 4/15/2058 (a)	14,000	14,482
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (a)	9,814	9,104
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (a)	7,587	7,156
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (a)	2,157	1,925
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.248% 3/15/2037 (a)(b)(e)	2,539	2,396
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (a)(b)	560	547
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (a)	3,627	3,699
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (a)(b)	2,300	2,423
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.455% 12/15/2056 (a)(b)	777	836
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (a)	3,130	3,206
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (a)	3,552	3,675
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (a)(b)	197	205
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (a)(b)	4,180	4,082
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (a)(b)	8,784	8,339
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (a)	5,140	4,969
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (a)	2,202	1,928
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (a)(b)	2,872	2,834
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (a)	12,968	11,112
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (a)	2,500	2,139
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (a)	2,000	1,704
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054 (a)	1,500	1,270
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (a)	16,713	14,518
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (a)	10,274	8,801
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (a)(b)	2,319	2,107
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (a)	3,974	4,175
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (a)	1,650	1,532
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (a)	15,676	16,124
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (a)(b)	1,000	1,029
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (a)	1,058	1,076
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (a)	4,250	4,424
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (a)	2,316	2,402
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (a)	7,861	8,133
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (a)	552	571
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.671% 3/15/2041 (a)(b)(e)	7,940	7,954
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (a)(b)	1,830	1,822
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (a)	1,328	1,373
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (a)(b)	1,768	1,853
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.117% 8/15/2056 (a)(b)	2,661	2,816
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (a)(b)	1,240	1,298
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (a)(b)	5,500	5,845
Intermediate Bond Fund of America — Page 18 of 58

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (a)(b)	USD3,648	$3,776
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (a)(b)	7,389	7,696
BMO Mortgage Trust, Series 2024-C8, Class A5, 5.598% 3/15/2057 (a)(b)	800	823
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (a)	7,016	7,138
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (a)(b)	5,990	6,174
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (a)(b)	5,450	5,619
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (a)	11,037	11,460
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (a)(b)	743	773
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.249% 8/15/2041 (a)(b)(e)	17,000	17,056
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.227% 4/15/2037 (a)(b)(e)	45,015	45,075
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.622% 12/15/2039 (a)(b)(e)	8,120	8,130
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.444% 6/15/2027 (a)(b)(e)	27,203	27,326
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.771% 4/15/2029 (a)(b)(e)	10,413	10,439
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.87% 5/15/2034 (a)(b)(e)	6,114	6,122
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.032% 9/15/2034 (a)(b)(e)	37,385	37,233
BX Trust, Series 2018-GW, Class A, (1-month USD CME Term SOFR + 1.097%) 5.426% 5/15/2035 (a)(b)(e)	1,684	1,681
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.143% 9/15/2036 (a)(b)(e)	50,563	50,329
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.393% 9/15/2036 (a)(b)(e)	5,089	5,060
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.342% 10/15/2036 (a)(b)(e)	47,790	47,573
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.820% 4/15/2037 (a)(b)(e)	9,096	9,105
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.113% 6/15/2038 (a)(b)(e)	17,300	17,293
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.313% 6/15/2038 (a)(b)(e)	5,368	5,365
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.543% 6/15/2038 (a)(b)(e)	2,693	2,691
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.293% 11/15/2038 (a)(b)(e)	19,640	19,634
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.319% 2/15/2039 (a)(b)(e)	18,217	18,146
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.02% 8/15/2039 (a)(b)(e)	23,538	23,647
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.780% 8/15/2039 (a)(b)(e)	3,760	3,762
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (a)(b)(e)	21,869	21,987
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (a)(e)	14,225	14,397
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (a)(e)	9,331	9,001
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.22% 7/15/2041 (a)(b)(e)	7,266	7,279
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.669% 7/15/2041 (a)(b)(e)	3,787	3,786
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041 (a)(b)(e)	11,554	11,531
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (a)	2,000	1,917
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (a)	9,983	9,661
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (a)(b)(e)	14,000	14,586
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(b)(e)	67,170	68,951
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (a)	715	705
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (a)	2,500	2,426
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058 (a)	1,678	1,675
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (a)	510	465
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (a)	5,975	5,836
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (a)	851	827
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.567% 11/18/2048 (a)(b)	138	136
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (a)	2,330	2,284
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (a)	248	242
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (a)(b)	1,000	960
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (a)	3,000	2,772
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (a)(b)(e)	11,000	11,165
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (a)(e)	9,316	9,633
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (a)	150	147
Ellington Financial Mortgage Trust, Series 2023-1, Class A1, 5.732% 2/25/2068 (6.732% on 1/1/2027) (a)(e)(f)	3,457	3,450
Intermediate Bond Fund of America — Page 19 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (a)(b)(e)	USD7,231	$7,309
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (a)(b)(e)	6,570	6,641
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.523% 7/15/2038 (a)(b)(e)	23,251	23,265
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.823% 7/15/2038 (a)(b)(e)	2,465	2,467
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (a)	10,941	11,166
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.779% 12/15/2029 (a)(b)(e)	4,001	3,987
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (a)(e)	7,270	7,473
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.14% 8/15/2039 (a)(b)(e)	18,000	18,019
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.02% 5/15/2041 (a)(b)(e)	14,461	14,483
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038 (a)(b)(e)	1,548	1,540
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (a)(b)(e)	4,789	4,797
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047 (a)	51	51
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (a)	2,581	2,533
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (a)	1,663	1,613
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (a)	4,830	4,654
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (a)	1,809	1,618
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (a)	2,975	2,550
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.722% 3/15/2042 (a)(b)(e)	13,305	13,292
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 11/5/2038 (a)(e)	795	779
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (a)(b)(e)	6,995	7,077
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.875% 5/10/2039 (a)(b)(e)	5,246	5,288
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (a)(b)(e)	27,553	28,140
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (a)	5,333	5,099
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (a)(e)	12,313	11,229
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (a)(e)	1,164	1,039
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (a)(b)	1,000	981
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (a)	1,000	981
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.922% 11/15/2039 (a)(b)(e)	3,223	3,228
LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041 (a)(b)(e)	11,473	11,503
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (a)(e)	8,385	7,876
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.244% 4/15/2038 (a)(b)(e)	2,298	2,298
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047 (a)	1,500	1,491
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (a)	1,000	976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 03/15/2058 (a)	6,144	6,309
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (a)	400	392
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 3/15/2049 (a)(b)	138	124
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (a)(b)	420	383
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (a)(b)(e)	9,200	9,409
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (a)(e)	10,751	10,178
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (a)(e)	1,164	1,051
ROCC Trust, Series 2024-CNTR, Class B, 5.93% 11/13/2041 (a)(e)	555	567
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.72% 5/15/2039 (a)(b)(e)	5,663	5,630
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.593% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (a)(e)(f)	13,800	13,680
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.943% 5/15/2038 (a)(b)(e)	2,472	2,421
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.02% 7/15/2036 (a)(b)(e)	9,490	9,486
Intermediate Bond Fund of America — Page 20 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.174% 11/15/2038 (a)(b)(e)	USD31,458	$31,429
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.329% 1/15/2039 (a)(b)(e)	38,092	37,921
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.772% 3/15/2042 (a)(b)(e)	14,350	14,249
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (a)	1,102	1,065
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.219% 5/15/2048 (a)(b)	124	118
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048 (a)	4,000	3,976
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049 (a)	9,455	9,243
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (a)	1,851	1,787
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (a)(b)	2,000	1,920
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (a)	11,000	10,831
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (a)(b)	1,850	1,728
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (a)	740	771
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057 (a)(e)	1,000	978
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.495% 9/17/2057 (a)(b)	2,250	2,228
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (a)	4,466	4,651
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (a)(b)	7,100	7,383
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058 (a)(b)	2,418	2,401
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058 (a)(b)	1,690	1,585
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (a)	1,000	987
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (a)	5,000	4,867
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.118% 11/15/2027 (a)(b)(e)	19,755	19,798
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (a)(b)(e)	2,077	2,101
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (a)(b)(e)	891	901
		1,329,794
Collateralized mortgage-backed obligations (privately originated) 4.24%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (a)(e)(f)	4,785	4,765
Argent Securities, Inc., Series 2005-W2, Class M1, (1-month USD CME Term SOFR + 0.849%) 5.174% 10/25/2035 (a)(b)	487	482
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (a)(b)(e)	8,070	7,247
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(b)(e)	2,858	2,779
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (a)(e)	836	797
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (a)(e)(f)	10,421	9,999
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (a)(e)(f)	10,821	10,417
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061 (a)(b)(e)	12,767	11,836
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (a)(b)(e)	4,744	4,430
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (a)(b)(e)	2,908	2,842
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (a)(e)	1,081	987
BRAVO Residential Funding Trust, Series 2022-NQM1, Class A1, 3.626% 9/25/2061 (4.626% on 2/25/2026) (a)(e)(f)	1,917	1,853
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (a)(e)(f)	837	837
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026) (a)(e)(f)	12,143	12,083
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (a)(e)(f)	14,942	14,989
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (a)(e)(f)	10,772	10,791
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 7/25/2049 (a)(b)(e)	523	508
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (a)	1,255	1,164
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (a)(e)(f)	8,441	8,468
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (a)(b)(e)	3,443	3,410
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(b)(e)	3,016	2,986
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (a)(b)(e)	21,538	21,040
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (a)	2,463	2,420
Intermediate Bond Fund of America — Page 21 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (a)(b)(e)	USD10,826	$9,511
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (a)(b)(e)	4,506	3,937
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (a)(b)(e)	4,202	3,726
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (a)(b)(e)	739	736
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(b)(e)	34,102	32,271
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (a)(b)(e)	3,000	2,257
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (a)(b)(e)	6,949	6,859
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (a)(e)(f)	5,920	5,835
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (a)(b)(e)	1,242	1,157
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064 (a)(b)(e)	10,000	9,416
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (a)(e)(f)	9,188	9,210
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(b)(e)	1,270	1,133
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.272% 1/25/2045 (a)(b)(e)	4,280	4,274
Connecticut Avenue Securities Trust, Series 2015-C03, Class 1M2, (30-day Average USD-SOFR + 5.114%) 9.436% 7/25/2025 (a)(b)	2,601	2,612
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.722% 12/25/2042 (a)(b)(e)	8,632	8,828
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.622% 5/25/2043 (a)(b)(e)	2,579	2,633
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.222% 6/25/2043 (a)(b)(e)	2,525	2,553
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.372% 1/25/2044 (a)(b)(e)	5,009	5,013
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.422% 2/25/2044 (a)(b)(e)	4,419	4,418
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.422% 5/25/2044 (a)(b)(e)	3,978	3,979
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.372% 9/25/2044 (a)(b)(e)	1,476	1,478
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.472% 9/25/2044 (a)(b)(e)	7,307	7,324
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.922% 9/25/2044 (a)(b)(e)	2,059	2,069
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.322% 2/25/2045 (a)(b)(e)	1,526	1,525
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.472% 2/25/2045 (a)(b)(e)	1,602	1,601
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037 (a)(e)	1,583	1,565
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 8/1/2057 (a)(b)(e)	967	908
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (a)(b)(e)	938	918
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060 (a)(b)(e)	1,551	1,363
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067 (a)(b)(e)	8,253	8,228
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (a)	43	44
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (a)	59	60
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (a)	66	68
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (a)	40	42
FARM Mortgage Trust, Series 2024-1, Class A, 4.701% 10/1/2053 (a)(b)(e)	2,200	2,130
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (a)(b)(e)	3,745	3,730
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (a)(e)(f)	24,487	23,107
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (a)(b)(e)	1,735	1,391
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (a)(b)(e)	14,877	12,443
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.136% 4/25/2028 (a)(b)	889	901
Intermediate Bond Fund of America — Page 22 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 9.986% 7/25/2028 (a)(b)	USD6,608	$6,757
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (30-day Average USD-SOFR + 4.764%) 9.086% 10/25/2028 (a)(b)	371	380
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 6.236% 7/25/2030 (a)(b)	2,679	2,714
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.622% 2/25/2042 (a)(b)(e)	814	814
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.272% 6/25/2042 (a)(b)(e)	11,017	11,272
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.472% 9/25/2042 (a)(b)(e)	823	831
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.672% 2/25/2044 (a)(b)(e)	10,628	10,688
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.572% 5/25/2044 (a)(b)(e)	18,967	19,063
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.372% 10/25/2044 (a)(b)(e)	4,832	4,833
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 8.322% 11/25/2050 (a)(b)(e)	4,000	4,428
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 7.322% 12/25/2050 (a)(b)(e)	4,000	4,283
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (a)(e)(f)	6,186	6,229
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (a)(b)(e)	15,962	14,402
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (a)(e)(f)	3,720	3,602
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (a)(e)	15,629	14,960
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (a)(e)	2,880	2,748
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (a)(e)	6,724	6,611
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 9/17/2039 (a)(e)	2,380	2,270
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (a)(e)(f)	20,055	20,136
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (a)(e)(f)	15,348	15,344
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (a)(b)(e)	16,156	16,070
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(e)	14,334	14,341
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025) (a)(e)(f)	10,984	10,963
MFRA Trust, Series 2020-NQM1, Class A1, 2.479% 3/25/2065 (a)(b)(e)	799	770
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028) (a)(e)(f)	11,073	11,019
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (a)(e)(f)	6,972	6,998
Mill City Mortgage Trust, Series 15-1, Class M3, 3.807% 6/25/2056 (a)(b)(e)	1,437	1,420
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (a)(b)(e)	3,850	3,773
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.482% 8/26/2058 (a)(b)(e)	1,250	1,228
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 7/25/2059 (a)(b)(e)	159	155
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 1/25/2061 (a)(b)(e)	1	1
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (a)(b)(e)	78	77
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (a)(e)(f)	10,131	10,231
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 3/25/2056 (a)(b)(e)	514	494
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 12/25/2057 (a)(b)(e)	995	962
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057 (a)(b)(e)	31	30
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (a)(b)(e)	1,291	1,260
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057 (a)(b)(e)	1,074	1,065
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (a)(b)(e)	1,807	1,730
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (a)(b)(e)	2,874	2,749
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 5/25/2065 (a)(e)(f)	9,245	9,285
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (a)(b)(e)	4,028	3,701
Intermediate Bond Fund of America — Page 23 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.660% 3/25/2053 (a)(b)(e)	USD7,506	$7,392
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, (3-month USD CME Term SOFR + 0.864%) 5.189% 2/25/2060 (a)(b)(e)	2,893	2,881
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (a)(e)(f)	8,232	8,242
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (a)(e)(f)	2,469	2,467
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (a)(e)(f)	9,373	9,398
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (a)(e)(f)	12,183	12,293
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (a)(e)(f)	6,448	6,480
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.68% 4/25/2053 (a)(b)(e)	14,618	14,512
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (a)(e)(f)	5,318	5,288
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (a)(e)(f)	3,584	3,627
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (a)(e)(f)	6,614	6,650
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (a)(e)(f)	6,866	6,923
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (a)(e)(f)	10,350	10,430
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (a)(e)(f)	16,984	17,134
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (a)(e)(f)	6,488	6,452
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (a)(e)(f)	13,654	13,717
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (a)(e)(f)	18,496	18,532
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(e)(f)	11,421	11,461
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (a)(e)(f)	18,103	18,139
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(b)(e)	1,557	1,561
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (a)(b)(e)	8,536	7,512
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (a)(e)	5,000	4,662
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (a)(e)	5,871	5,704
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(e)	1,551	1,507
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (a)(e)	6,099	5,795
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (a)(b)(e)	627	588
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (a)(e)	8,984	8,389
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (a)(e)	424	393
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (a)(e)	3,391	3,170
Progress Residential Trust, Series 2025-SFR2, Class C, 3.555% 4/17/2042 (a)(e)	4,098	3,768
Progress Residential Trust, Series 2025-SFR2, Class B, 3.555% 4/17/2042 (a)(e)	1,812	1,684
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (a)(e)(f)	7,920	7,516
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031 (a)(b)(e)	372	371
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.079% 10/17/2041 (a)(b)(e)	13,200	13,248
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.779% 2/17/2042 (a)(b)(e)	1,859	1,860
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.503% 2/25/2055 (a)(b)(e)	7,070	6,953
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055 (a)(b)(e)	21	21
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.996% 5/25/2055 (a)(b)(e)	13,480	13,225
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.583% 8/25/2055 (a)(b)(e)	5,800	5,188
Towd Point Mortgage Trust, Series 2016-4, Class M2, 3.75% 7/25/2056 (a)(b)(e)	4,905	4,788
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (a)(b)(e)	1,234	1,224
Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75% 10/25/2056 (a)(b)(e)	3,615	3,536
Towd Point Mortgage Trust, Series 2017-2, Class M1, 3.75% 4/25/2057 (a)(b)(e)	8,650	8,486
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(b)(e)	539	525
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (a)(b)(e)	7,381	6,702
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.649% 6/25/2057 (a)(b)(e)	2,600	2,221
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (a)(b)(e)	5,699	5,592
Intermediate Bond Fund of America — Page 24 of 58

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (a)(b)(e)	USD765	$749
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (a)(b)(e)	10,335	9,831
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (a)(b)(e)	33	32
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(b)(e)	2,553	2,520
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (a)(b)(e)	3,550	3,442
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 5/25/2058 (a)(b)(e)	1,712	1,676
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (a)(b)(e)	3,435	2,944
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.439% 5/25/2058 (a)(b)(e)	1,811	1,857
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 6/25/2058 (a)(b)(e)	6,750	6,365
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (a)(b)(e)	214	212
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.708% 12/25/2058 (a)(b)(e)	3,002	2,897
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (a)(b)(e)	2,285	2,064
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (a)(e)	7,140	6,458
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.715% 11/25/2060 (a)(b)(e)	4,899	4,731
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (a)(e)	16,404	15,779
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.108% 7/25/2065 (a)(b)(e)	8,153	8,269
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.482% 11/17/2039 (a)(e)	3,179	2,956
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(e)	20,364	19,694
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (a)(e)	5,488	5,469
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (a)(e)	6,914	6,931
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (a)(e)	9,725	9,603
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (a)(e)(f)	4,922	4,918
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (a)(e)(f)	1,387	1,388
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (a)(e)(f)	5,860	5,894
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (a)(e)(f)	5,791	5,823
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (a)(e)(f)	19,471	19,650
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (a)(e)(f)	1,887	1,903
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (a)(e)(f)	9,138	9,214
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (a)(e)(f)	6,167	6,151
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (a)(e)(f)	3,332	3,325
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (a)(b)(e)	8,359	8,343
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (a)(b)(e)	8,987	8,961
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (a)(e)(f)	7,998	8,025
		1,085,351
Total mortgage-backed obligations		10,193,493
U.S. Treasury bonds & notes 23.60% U.S. Treasury 22.77%
U.S. Treasury 4.75% 7/31/2025	5,413	5,417
U.S. Treasury 3.125% 8/15/2025	26,000	25,935
U.S. Treasury 0.25% 10/31/2025	8,000	7,868
U.S. Treasury 3.00% 10/31/2025	8	7
U.S. Treasury 5.00% 10/31/2025	7,504	7,524
U.S. Treasury 4.50% 11/15/2025	375	375
U.S. Treasury 4.875% 11/30/2025	50,000	50,127
U.S. Treasury 4.25% 12/31/2025	4,889	4,888
U.S. Treasury 4.25% 1/31/2026	205,000	204,952
U.S. Treasury 4.00% 2/15/2026	16,558	16,531
U.S. Treasury 0.50% 2/28/2026	45,000	43,780
U.S. Treasury 4.625% 2/28/2026	8,316	8,339
U.S. Treasury 4.50% 3/31/2026	267,750	268,430
U.S. Treasury 0.75% 4/30/2026	10,175	9,867
Intermediate Bond Fund of America — Page 25 of 58

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.875% 4/30/2026	USD67,000	$67,411
U.S. Treasury 0.875% 6/30/2026	33,040	31,916
U.S. Treasury 4.50% 7/15/2026	8,050	8,086
U.S. Treasury 4.375% 7/31/2026	787,750	790,150
U.S. Treasury 0.75% 8/31/2026	25,246	24,240
U.S. Treasury 3.50% 9/30/2026	131,000	130,110
U.S. Treasury 4.625% 11/15/2026	228	230
U.S. Treasury 4.375% 12/15/2026	65,000	65,361
U.S. Treasury 1.50% 1/31/2027	6,000	5,764
U.S. Treasury 4.125% 1/31/2027	61,616	61,773
U.S. Treasury 3.875% 3/31/2027	5,522	5,516
U.S. Treasury 3.75% 4/30/2027	128,562	128,180
U.S. Treasury 2.375% 5/15/2027	11,300	10,977
U.S. Treasury 2.625% 5/31/2027	140,000	136,590
U.S. Treasury 4.375% 7/15/2027	4,881	4,928
U.S. Treasury 2.75% 7/31/2027	52,000	50,784
U.S. Treasury 3.75% 8/15/2027	211,000	210,374
U.S. Treasury 4.125% 9/30/2027	60,000	60,344
U.S. Treasury 4.125% 10/31/2027	30,000	30,168
U.S. Treasury 2.25% 11/15/2027	56,000	53,885
U.S. Treasury 3.875% 11/30/2027	40,000	40,000
U.S. Treasury 4.25% 1/15/2028	4,600	4,643
U.S. Treasury 4.25% 2/15/2028	9,000	9,087
U.S. Treasury 4.00% 2/29/2028	38,000	38,131
U.S. Treasury 3.625% 3/31/2028	10,965	10,898
U.S. Treasury 3.75% 4/15/2028	2,172	2,165
U.S. Treasury 3.75% 5/15/2028	132,339	131,951
U.S. Treasury 1.25% 5/31/2028	4,300	3,985
U.S. Treasury 3.625% 5/31/2028	7,000	6,953
U.S. Treasury 1.25% 6/30/2028	16,000	14,795
U.S. Treasury 1.00% 7/31/2028	— (g)	— (g)
U.S. Treasury 4.125% 7/31/2028 (c)	200,000	201,484
U.S. Treasury 2.875% 8/15/2028	10,000	9,699
U.S. Treasury 1.125% 8/31/2028	58,000	53,163
U.S. Treasury 1.375% 10/31/2028	48,250	44,407
U.S. Treasury 4.375% 11/30/2028	13,194	13,398
U.S. Treasury 4.00% 1/31/2029	160	161
U.S. Treasury 2.625% 2/15/2029	50,000	47,814
U.S. Treasury 4.25% 2/28/2029	1,000,000	1,011,797
U.S. Treasury 4.50% 5/31/2029	223,100	227,859
U.S. Treasury 4.25% 6/30/2029	19,120	19,355
U.S. Treasury 4.125% 10/31/2029	18,000	18,132
U.S. Treasury 4.125% 11/30/2029	75,000	75,574
U.S. Treasury 3.875% 12/31/2029	24,000	23,922
U.S. Treasury 4.375% 12/31/2029	104,000	105,836
U.S. Treasury 3.50% 1/31/2030	15,000	14,708
U.S. Treasury 4.25% 1/31/2030	2,350	2,379
U.S. Treasury 4.00% 2/28/2030	3,350	3,358
U.S. Treasury 3.625% 3/31/2030	11,700	11,523
U.S. Treasury 3.875% 4/30/2030	392,470	390,937
U.S. Treasury 3.75% 5/31/2030	65,000	64,319
U.S. Treasury 4.00% 7/31/2030	3,963	3,964
U.S. Treasury 4.625% 9/30/2030	153,949	158,500
U.S. Treasury 4.875% 10/31/2030	58,803	61,215
Intermediate Bond Fund of America — Page 26 of 58

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 1/31/2031	USD64	$64
U.S. Treasury 4.25% 2/28/2031	2,355	2,378
U.S. Treasury 4.625% 4/30/2031	29,000	29,831
U.S. Treasury 4.25% 6/30/2031	60,000	60,506
U.S. Treasury 1.25% 8/15/2031	3,000	2,534
U.S. Treasury 4.125% 10/31/2031	17,280	17,278
U.S. Treasury 4.125% 11/30/2031	48,900	48,887
U.S. Treasury 4.375% 1/31/2032	15,000	15,198
U.S. Treasury 1.875% 2/15/2032	10,000	8,676
U.S. Treasury 4.125% 2/29/2032	40,000	39,942
U.S. Treasury 4.00% 4/30/2032	126,421	125,162
U.S. Treasury 4.125% 11/15/2032	687	684
U.S. Treasury 3.50% 2/15/2033	3,200	3,047
U.S. Treasury 4.375% 5/15/2034	179	179
U.S. Treasury 4.25% 5/15/2035	39,601	39,162
U.S. Treasury 4.625% 5/15/2044	997	960
U.S. Treasury 1.875% 2/15/2051	578	316
U.S. Treasury 2.375% 5/15/2051	662	410
U.S. Treasury 4.625% 2/15/2055 (c)	83,214	79,388
		5,831,541
U.S. Treasury inflation-protected securities 0.83%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (h)	30,647	29,993
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (h)	40,580	41,059
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (c)(h)	31,134	23,890
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)(h)	7,085	6,382
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(h)	117,874	112,072
		213,396
Total U.S. Treasury bonds & notes		6,044,937
Corporate bonds, notes & loans 15.64% Financials 5.30%
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (e)(f)	15,000	15,152
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (e)(f)	13,200	13,405
Allstate Corp. (The) 0.75% 12/15/2025	6,899	6,762
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (f)	5,934	5,975
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027) (f)	10,750	10,852
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (f)	6,500	6,601
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (f)	15,000	15,174
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (f)	796	861
American Express Co. 5.915% 4/25/2035 (USD-SOFR + 1.63% on 4/25/2034) (f)	7,500	7,757
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (f)	1,000	1,021
American International Group, Inc. 4.85% 5/7/2030	3,318	3,333
American International Group, Inc. 5.45% 5/7/2035	928	933
Aon Corp. 2.85% 5/28/2027	10,775	10,472
Aon Corp. 5.35% 2/28/2033	600	610
Aon North America, Inc. 5.15% 3/1/2029	20,550	20,969
Aon North America, Inc. 5.45% 3/1/2034	325	329
Arthur J. Gallagher & Co. 4.60% 12/15/2027	11,050	11,080
Arthur J. Gallagher & Co. 4.85% 12/15/2029	10,800	10,891
Arthur J. Gallagher & Co. 5.00% 2/15/2032	24,365	24,436
Banco Santander, SA 5.147% 8/18/2025	4,000	4,004
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025) (f)	1,900	1,896
Intermediate Bond Fund of America — Page 27 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025) (f)	USD5,795	$5,795
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (f)	2,877	2,792
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (f)	2,235	2,316
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (f)	7,808	7,236
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (f)	11,869	12,048
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030) (f)	3,552	3,206
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (f)	1,749	1,515
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (f)	3,500	3,014
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (f)	18,109	15,543
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (f)	882	917
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (f)	3,000	3,025
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (f)	6,952	7,001
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (e)(f)	10,000	10,038
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (f)	12,491	12,707
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (f)	7,600	7,684
Blackstone, Inc. 5.00% 12/6/2034	550	536
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (e)(f)	5,325	4,889
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (e)(f)	5,000	5,051
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (e)(f)	5,000	5,032
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (e)(f)	3,000	3,157
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (e)(f)	29,147	29,978
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (e)(f)	14,949	15,081
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (e)(f)	2,000	2,077
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (e)(f)	2,000	2,069
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (e)(f)	9,619	9,883
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (e)(f)	2,185	2,369
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (e)(f)	4,232	4,363
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (f)	2,500	2,514
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (f)	3,000	3,049
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (f)	13,999	14,375
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (f)	235	246
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (f)	252	259
Chubb INA Holdings, LLC 5.00% 3/15/2034	7,121	7,130
Citibank, NA 5.803% 9/29/2028	1,650	1,718
Citibank, NA 4.914% 5/29/2030	10,975	11,071
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (f)	16,420	16,446
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (f)	2,350	2,381
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	10,907	10,776
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (f)	3,781	3,779
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (f)	2,389	2,141
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (f)	8,663	7,457
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (f)	1,639	1,617
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (f)	8,585	8,767
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (f)	12,000	12,729
Corebridge Financial, Inc. 3.65% 4/5/2027	27,016	26,600
Corebridge Financial, Inc. 3.85% 4/5/2029	454	441
Corebridge Financial, Inc. 3.90% 4/5/2032	281	259
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (f)	13,473	12,990
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (f)	1,600	1,670
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (f)	1,700	1,703
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (f)	1,200	1,171
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025) (e)(f)	6,500	6,431
Intermediate Bond Fund of America — Page 28 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (e)(f)	USD10,000	$10,039
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (e)(f)	12,150	11,788
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (f)	4,947	4,960
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (f)	6,245	6,222
Fiserv, Inc. 3.20% 7/1/2026	13,500	13,307
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026) (f)	10,000	9,750
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (f)	5,500	5,404
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	1,000	1,034
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (f)	14,443	14,397
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (f)	6,514	6,608
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (f)	6,868	6,970
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (f)	3,640	3,099
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (f)	4,065	3,936
Guardian Life Global Funding 0.875% 12/10/2025 (e)	14,000	13,736
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025) (f)	6,150	6,138
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (f)	13,875	13,865
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	7,259	7,678
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (f)	1,136	1,047
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (f)	3,067	3,099
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (f)	12,000	12,035
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (f)	267	234
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (f)	1,669	1,643
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,620	2,702
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (e)(f)	1,250	1,425
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (f)	8,371	8,434
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (f)	9,532	9,514
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	4,843	4,942
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (f)	2,174	2,245
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (f)	9,759	9,852
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	22,619	22,492
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (f)	10,208	10,370
JPMorgan Chase & Co. 4.493% 3/24/2031 (3-month USD CME Term SOFR + 3.79% on 3/24/2030) (f)	2,222	2,196
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (f)	6,437	6,532
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (f)	455	389
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (f)	5,605	4,859
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (f)	3,800	3,689
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	10,380	10,565
KfW 0.375% 7/18/2025	20,670	20,565
KfW 5.125% 9/29/2025	10,813	10,837
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (f)	2,150	2,089
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (f)	6,785	6,882
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (f)	6,550	6,627
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	5,700	5,727
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	16,435	16,514
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	4,800	4,725
Mastercard, Inc. 4.875% 3/9/2028	6,351	6,480
Mastercard, Inc. 4.35% 1/15/2032	10,000	9,849
Mastercard, Inc. 4.95% 3/15/2032	1,350	1,376
Mastercard, Inc. 4.875% 5/9/2034	1,059	1,057
Intermediate Bond Fund of America — Page 29 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Mastercard, Inc. 4.55% 1/15/2035	USD789	$766
Metropolitan Life Global Funding I 0.95% 7/2/2025 (e)	31,676	31,583
Metropolitan Life Global Funding I 3.45% 12/18/2026 (e)	1,650	1,627
Metropolitan Life Global Funding I 1.875% 1/11/2027 (e)	12,650	12,154
Metropolitan Life Global Funding I 4.40% 6/30/2027 (e)	9,400	9,426
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025) (f)	7,340	7,339
Morgan Stanley 3.125% 7/27/2026	770	758
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (f)	1,000	980
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (f)	17,883	18,136
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (f)	14,496	14,405
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	1,891	1,920
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (f)	6,116	6,207
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (f)	132	132
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033) (f)	9,809	10,648
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (f)	7,870	7,822
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (f)	12,503	12,712
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (f)	42	40
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (f)	20,000	19,382
New York Life Global Funding 0.95% 6/24/2025 (e)	3,368	3,361
New York Life Global Funding 0.85% 1/15/2026 (e)	10,870	10,635
New York Life Global Funding 4.60% 12/5/2029 (e)	740	744
New York Life Global Funding 4.55% 1/28/2033 (e)	1,347	1,304
Northwestern Mutual Global Funding 0.80% 1/14/2026 (e)	15,314	14,972
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (f)	17,204	17,208
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026) (f)	800	801
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027) (f)	8,825	8,930
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (f)	19,943	20,524
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (f)	5,687	5,781
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	700	768
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	3,900	3,980
Royal Bank of Canada 4.875% 1/12/2026	6,665	6,677
Royal Bank of Canada 4.965% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (f)	10,000	10,102
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (f)	17,250	17,504
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (f)	15,000	15,103
State Street Corp. 4.834% 4/24/2030	2,000	2,018
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	12,317	12,503
Swedbank AB 6.136% 9/12/2026 (e)	15,000	15,309
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (f)	10,822	10,776
Toronto-Dominion Bank (The) 4.568% 12/17/2026	6,665	6,676
Toronto-Dominion Bank (The) 4.861% 1/31/2028	10,095	10,196
Toronto-Dominion Bank (The) 4.783% 12/17/2029	7,332	7,364
Toronto-Dominion Bank (The) 5.298% 1/30/2032	1,500	1,522
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (f)	8,000	8,007
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (f)	13,406	13,469
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (f)	13,824	13,905
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025) (f)	20,000	20,077
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (f)	1,119	1,121
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (f)	10,000	10,074
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (e)(f)	7,475	7,626
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (e)(f)	600	618
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (e)(f)	2,483	2,123
Intermediate Bond Fund of America — Page 30 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (f)	USD21,828	$22,238
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (f)	7,095	7,280
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (f)	10,050	10,548
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (f)	3,599	3,322
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (f)	9,382	9,497
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (f)	3,293	2,955
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (f)	4,627	4,540
		1,357,673
Utilities 2.02%
AEP Transmission Co., LLC 5.15% 4/1/2034	7,774	7,716
AEP Transmission Co., LLC 5.375% 6/15/2035	375	377
Alabama Power Co. 3.75% 9/1/2027	5,000	4,952
Ameren Corp. 1.75% 3/15/2028	500	464
American Electric Power Co., Inc. 4.30% 12/1/2028	2,585	2,562
American Transmission Systems, Inc. 2.65% 1/15/2032 (e)	5,125	4,446
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	700	689
CenterPoint Energy, Inc. 1.45% 6/1/2026	1,250	1,212
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,000	4,386
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	4,975	4,795
CMS Energy Corp. 3.00% 5/15/2026	10,285	10,134
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,919	7,694
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,125	2,088
Consumers Energy Co. 3.80% 11/15/2028	9,225	9,073
Consumers Energy Co. 3.60% 8/15/2032	10,844	9,950
Consumers Energy Co. 4.625% 5/15/2033	1,938	1,888
Consumers Energy Co. 5.05% 5/15/2035	6,050	6,017
DTE Energy Co. 4.95% 7/1/2027	6,525	6,579
Duke Energy Florida, LLC 1.75% 6/15/2030	16,616	14,510
Edison International 5.25% 11/15/2028	6,169	6,079
Edison International 5.45% 6/15/2029	375	370
Edison International 6.95% 11/15/2029	1,217	1,263
Edison International 6.25% 3/15/2030	8,889	9,009
Edison International 5.25% 3/15/2032	7,668	7,262
Enel Finance International NV 2.125% 7/12/2028 (e)	1,175	1,090
Entergy Corp. 0.90% 9/15/2025	6,025	5,960
Entergy Corp. 1.90% 6/15/2028	10,000	9,282
Entergy Louisiana, LLC 3.12% 9/1/2027	2,000	1,944
Entergy Louisiana, LLC 5.15% 9/15/2034	1,810	1,792
Eversource Energy 1.40% 8/15/2026	17,138	16,483
Eversource Energy 5.95% 2/1/2029	5,000	5,197
Eversource Energy 5.50% 1/1/2034	1,450	1,447
FirstEnergy Corp. 1.60% 1/15/2026	33,567	32,924
FirstEnergy Corp. 2.25% 9/1/2030	3,975	3,485
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (e)	100	95
Florida Power & Light Co. 4.40% 5/15/2028	22,500	22,612
Florida Power & Light Co. 5.10% 4/1/2033	2,665	2,691
Florida Power & Light Co. 4.80% 5/15/2033	7,786	7,707
Florida Power & Light Co. 5.30% 6/15/2034	3,310	3,364
Georgia Power Co. 5.25% 3/15/2034	936	941
Jersey Central Power & Light Co. 5.10% 1/15/2035	725	710
Monongahela Power Co. 3.55% 5/15/2027 (e)	5,500	5,392
Northern States Power Co. 5.05% 5/15/2035	4,748	4,738
Pacific Gas and Electric Co. 2.10% 8/1/2027	15,000	14,158
Intermediate Bond Fund of America — Page 31 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 4.55% 7/1/2030	USD4,310	$4,176
Pacific Gas and Electric Co. 2.50% 2/1/2031	19,565	16,832
Pacific Gas and Electric Co. 3.25% 6/1/2031	1,155	1,025
Pacific Gas and Electric Co. 4.40% 3/1/2032	4,947	4,600
Pacific Gas and Electric Co. 5.90% 6/15/2032	6,908	6,955
Pacific Gas and Electric Co. 6.15% 1/15/2033	2,405	2,447
Pacific Gas and Electric Co. 6.40% 6/15/2033	10,678	10,992
Pacific Gas and Electric Co. 6.95% 3/15/2034	2,884	3,066
Pacific Gas and Electric Co. 5.80% 5/15/2034	4,368	4,320
Pacific Gas and Electric Co. 5.70% 3/1/2035	15,593	15,340
PacifiCorp 2.70% 9/15/2030	4,848	4,356
PacifiCorp 5.30% 2/15/2031	23,800	24,203
PacifiCorp 5.45% 2/15/2034	1,650	1,648
Progress Energy, Inc. 7.00% 10/30/2031	375	416
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,686	3,376
Public Service Electric and Gas Co. 1.90% 8/15/2031	5,449	4,660
Public Service Electric and Gas Co. 3.10% 3/15/2032	1,335	1,204
Public Service Electric and Gas Co. 5.20% 8/1/2033	733	742
Public Service Electric and Gas Co. 4.85% 8/1/2034	2,095	2,063
Public Service Electric and Gas Co. 5.05% 3/1/2035	825	822
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,350	1,360
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	5,273	4,506
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	250	249
San Diego Gas & Electric Co. 4.95% 8/15/2028	2,220	2,259
Southern California Edison Co. 1.20% 2/1/2026	2,485	2,428
Southern California Edison Co. 4.40% 9/6/2026	10,000	9,961
Southern California Edison Co. 3.65% 3/1/2028	8,819	8,553
Southern California Edison Co. 5.65% 10/1/2028	600	612
Southern California Edison Co. 5.15% 6/1/2029	1,395	1,405
Southern California Edison Co. 2.85% 8/1/2029	9,022	8,298
Southern California Edison Co. 5.25% 3/15/2030	20,820	20,940
Southern California Edison Co. 2.25% 6/1/2030	7,230	6,301
Southern California Edison Co. 2.50% 6/1/2031	12,200	10,459
Southern California Edison Co. 5.45% 6/1/2031	6,555	6,605
Southern California Edison Co. 2.75% 2/1/2032	13,788	11,630
Southern California Edison Co. 5.45% 3/1/2035	545	528
Tampa Electric Co. 5.15% 3/1/2035	3,500	3,455
Union Electric Co. 5.25% 4/15/2035	6,189	6,206
WEC Energy Group, Inc. 5.15% 10/1/2027	7,833	7,941
Wisconsin Public Service Corp. 4.55% 12/1/2029	9,195	9,270
Xcel Energy, Inc. 3.40% 6/1/2030	925	869
Xcel Energy, Inc. 5.50% 3/15/2034	7,952	7,934
Xcel Energy, Inc. 5.60% 4/15/2035	7,436	7,439
		517,978
Consumer discretionary 1.76%
American Honda Finance Corp. 1.20% 7/8/2025	15,273	15,221
American Honda Finance Corp. 1.00% 9/10/2025	13,000	12,874
American Honda Finance Corp. 1.30% 9/9/2026	7,500	7,198
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026 (e)	3,343	3,351
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026 (e)	8,975	8,634
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	5,691	5,728
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (e)	2,625	2,581
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (e)	14,589	14,682
Intermediate Bond Fund of America — Page 32 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028 (e)	USD11,271	$11,509
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	6,525	6,041
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (e)	6,420	6,490
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	12,000	12,180
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (e)	17,400	17,429
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (e)	268	264
Ford Motor Co. 3.25% 2/12/2032	3,305	2,729
Ford Motor Credit Co., LLC 3.375% 11/13/2025	255	253
Ford Motor Credit Co., LLC 6.95% 3/6/2026	1,405	1,414
Ford Motor Credit Co., LLC 6.95% 6/10/2026	1,070	1,082
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	194
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	196
Ford Motor Credit Co., LLC 5.85% 5/17/2027	12,000	11,989
Ford Motor Credit Co., LLC 4.95% 5/28/2027	5,980	5,895
Ford Motor Credit Co., LLC 4.125% 8/17/2027	2,275	2,195
Ford Motor Credit Co., LLC 3.815% 11/2/2027	765	731
Ford Motor Credit Co., LLC 7.35% 11/4/2027	3,715	3,825
Ford Motor Credit Co., LLC 2.90% 2/16/2028	650	602
Ford Motor Credit Co., LLC 5.918% 3/20/2028	14,197	14,230
Ford Motor Credit Co., LLC 6.80% 5/12/2028	10,010	10,223
Ford Motor Credit Co., LLC 6.798% 11/7/2028	8,214	8,392
Ford Motor Credit Co., LLC 5.80% 3/8/2029	15,000	14,800
Ford Motor Credit Co., LLC 5.875% 11/7/2029	13,500	13,337
Ford Motor Credit Co., LLC 4.00% 11/13/2030	450	401
Ford Motor Credit Co., LLC 3.625% 6/17/2031	200	172
Ford Motor Credit Co., LLC 6.532% 3/19/2032	14,500	14,456
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,331	1,353
Ford Motor Credit Co., LLC 6.50% 2/7/2035	600	585
General Motors Financial Co., Inc. 5.40% 4/6/2026	13,440	13,482
General Motors Financial Co., Inc. 4.90% 10/6/2029	12,606	12,432
General Motors Financial Co., Inc. 5.35% 1/7/2030	8,725	8,735
General Motors Financial Co., Inc. 5.45% 7/15/2030	5,835	5,844
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,131	1,083
General Motors Financial Co., Inc. 5.90% 1/7/2035	900	888
Home Depot, Inc. 4.95% 6/25/2034	13,198	13,209
Hyatt Hotels Corp. 5.05% 3/30/2028	5,399	5,427
Hyatt Hotels Corp. 5.75% 3/30/2032	19,251	19,441
Hyundai Capital America 1.80% 10/15/2025 (e)	7,423	7,338
Hyundai Capital America 1.50% 6/15/2026 (e)	20,850	20,135
Hyundai Capital America 5.45% 6/24/2026 (e)	6,226	6,259
Hyundai Capital America 5.275% 6/24/2027 (e)	10,000	10,066
Hyundai Capital America 2.375% 10/15/2027 (e)	745	702
Hyundai Capital America 6.50% 1/16/2029 (e)	2,835	2,963
Hyundai Capital America 5.30% 6/24/2029 (e)	2,733	2,760
Hyundai Capital America 5.30% 1/8/2030 (e)	7,000	7,087
Hyundai Capital America 5.15% 3/27/2030 (e)	2,250	2,252
Hyundai Capital America 4.75% 9/26/2031 (e)	13,000	12,641
Marriott International, Inc. 4.90% 4/15/2029	2,798	2,824
McDonalds Corp. 4.60% 5/15/2030	1,500	1,506
McDonald’s Corp. 4.95% 3/3/2035	1,548	1,527
Mercedes-Benz Finance North America, LLC 1.45% 3/2/2026 (e)	5,445	5,323
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,623
Stellantis Finance US, Inc. 1.711% 1/29/2027 (e)	4,050	3,837
Stellantis Finance US, Inc. 5.625% 1/12/2028 (e)	5,000	5,046
Intermediate Bond Fund of America — Page 33 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 1.125% 6/18/2026	USD985	$953
Toyota Motor Credit Corp. 1.90% 1/13/2027	1,710	1,645
Toyota Motor Credit Corp. 1.90% 4/6/2028	3,555	3,332
Toyota Motor Credit Corp. 4.95% 1/9/2030	12,490	12,688
Volkswagen Group of America Finance, LLC 4.95% 3/25/2027 (e)	9,573	9,576
Volkswagen Group of America Finance, LLC 5.05% 3/27/2028 (e)	10,000	10,000
		451,860
Health care 1.60%
AbbVie, Inc. 4.80% 3/15/2029	30,000	30,442
AbbVie, Inc. 3.20% 11/21/2029	4,575	4,341
AbbVie, Inc. 4.95% 3/15/2031	22,565	22,942
AbbVie, Inc. 5.05% 3/15/2034	17,800	17,858
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,118
Amgen, Inc. 5.15% 3/2/2028	11,195	11,402
Amgen, Inc. 3.00% 2/22/2029	16,261	15,428
Amgen, Inc. 4.05% 8/18/2029	10,000	9,804
Amgen, Inc. 5.25% 3/2/2030	5,891	6,042
Amgen, Inc. 5.25% 3/2/2033	3,500	3,533
Boston Scientific Corp. 1.90% 6/1/2025	4,880	4,880
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,121
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,725	4,839
Bristol-Myers Squibb Co. 2.95% 3/15/2032	869	777
Bristol-Myers Squibb Co. 5.20% 2/22/2034	11,200	11,290
Centene Corp. 2.45% 7/15/2028	3,835	3,534
Cigna Group (The) 1.25% 3/15/2026	3,014	2,936
CVS Health Corp. 3.625% 4/1/2027	5,440	5,348
CVS Health Corp. 1.30% 8/21/2027	16,000	14,880
CVS Health Corp. 5.40% 6/1/2029	9,490	9,680
CVS Health Corp. 5.25% 1/30/2031	4,880	4,922
CVS Health Corp. 1.875% 2/28/2031	3,295	2,769
CVS Health Corp. 5.55% 6/1/2031	6,280	6,421
Elevance Health, Inc. 4.90% 2/8/2026	6,009	6,009
Elevance Health, Inc. 5.20% 2/15/2035	1,445	1,435
Eli Lilly and Co. 4.75% 2/12/2030	1,589	1,615
Eli Lilly and Co. 4.90% 2/12/2032	36,690	37,272
Eli Lilly and Co. 5.10% 2/12/2035	2,757	2,775
Gilead Sciences, Inc. 5.25% 10/15/2033	2,050	2,088
HCA, Inc. 3.125% 3/15/2027	15,875	15,480
HCA, Inc. 3.375% 3/15/2029	3,459	3,291
HCA, Inc. 2.375% 7/15/2031	3,023	2,587
Humana, Inc. 5.375% 4/15/2031	27,186	27,370
Johnson & Johnson 5.00% 3/1/2035	2,000	2,019
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	6,917	6,928
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	9,000	9,048
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,500	1,476
Roche Holdings, Inc. 4.203% 9/9/2029 (e)	12,793	12,739
Solventum Corp. 5.40% 3/1/2029	10,000	10,207
Stryker Corp. 4.85% 2/10/2030	2,700	2,728
Stryker Corp. 5.20% 2/10/2035	1,600	1,602
Thermo Fisher Scientific, Inc. 1.75% 10/15/2028	2,703	2,488
UnitedHealth Group, Inc. 1.15% 5/15/2026	9,295	9,007
UnitedHealth Group, Inc. 4.00% 5/15/2029	6,500	6,352
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,500	11,895
Intermediate Bond Fund of America — Page 34 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.90% 4/15/2031	USD650	$652
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,614	9,562
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,066	2,916
Zoetis, Inc. 5.40% 11/14/2025	18,650	18,700
		408,548
Consumer staples 1.34%
7-Eleven, Inc. 0.95% 2/10/2026 (e)	2,670	2,599
Altria Group, Inc. 4.40% 2/14/2026	8,708	8,696
Altria Group, Inc. 4.875% 2/4/2028	2,254	2,276
Altria Group, Inc. 2.45% 2/4/2032	444	377
Altria Group, Inc. 5.625% 2/6/2035	4,000	4,017
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	400	403
BAT Capital Corp. 3.215% 9/6/2026	14,161	13,925
BAT Capital Corp. 6.343% 8/2/2030	4,369	4,661
BAT Capital Corp. 5.834% 2/20/2031	2,150	2,241
BAT Capital Corp. 5.35% 8/15/2032	22,250	22,483
BAT Capital Corp. 6.421% 8/2/2033	8,886	9,530
BAT Capital Corp. 6.00% 2/20/2034	631	657
BAT Capital Corp. 5.625% 8/15/2035	2,094	2,099
BAT International Finance PLC 5.931% 2/2/2029	12,406	12,961
Campbells Co. (The) 5.20% 3/21/2029	5,885	5,991
Campbells Co. (The) 4.75% 3/23/2035	2,833	2,672
Conagra Brands, Inc. 1.375% 11/1/2027	11,475	10,625
Constellation Brands, Inc. 4.35% 5/9/2027	10,515	10,492
Constellation Brands, Inc. 4.80% 1/15/2029	555	558
Constellation Brands, Inc. 4.80% 5/1/2030	496	496
Constellation Brands, Inc. 4.75% 5/9/2032	122	120
Constellation Brands, Inc. 4.90% 5/1/2033	245	240
Diageo Investment Corp. 5.125% 8/15/2030	1,967	2,008
Diageo Investment Corp. 5.625% 4/15/2035	330	339
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,657	4,882
J. M. Smucker Co. (The) 6.20% 11/15/2033	2,478	2,632
Kroger Co. 5.00% 9/15/2034	7,781	7,581
Mars, Inc. 4.60% 3/1/2028 (e)	23,000	23,114
Mars, Inc. 4.80% 3/1/2030 (e)	35,252	35,485
Mars, Inc. 5.00% 3/1/2032 (e)	22,134	22,219
Mars, Inc. 5.20% 3/1/2035 (e)	17,177	17,119
Mondelez International, Inc. 4.50% 5/6/2030	15,000	14,867
Mondelez International, Inc. 4.75% 8/28/2034	723	702
Mondelez International, Inc. 5.125% 5/6/2035	2,000	1,970
Philip Morris International, Inc. 5.00% 11/17/2025	1,300	1,302
Philip Morris International, Inc. 5.125% 11/17/2027	19,946	20,305
Philip Morris International, Inc. 4.125% 4/28/2028	5,000	4,969
Philip Morris International, Inc. 4.625% 11/1/2029	18,773	18,844
Philip Morris International, Inc. 4.375% 4/30/2030	10,282	10,161
Philip Morris International, Inc. 5.50% 9/7/2030	5,000	5,194
Philip Morris International, Inc. 5.125% 2/13/2031	11,166	11,361
Philip Morris International, Inc. 4.75% 11/1/2031	3,957	3,949
Philip Morris International, Inc. 5.75% 11/17/2032	281	294
Philip Morris International, Inc. 5.375% 2/15/2033	300	306
Philip Morris International, Inc. 5.625% 9/7/2033	400	414
Philip Morris International, Inc. 5.25% 2/13/2034	211	212
Philip Morris International, Inc. 4.90% 11/1/2034	6,180	6,063
Intermediate Bond Fund of America — Page 35 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.875% 4/30/2035	USD513	$496
Procter & Gamble Co. 3.95% 1/26/2028	7,500	7,522
		342,429
Industrials 0.99%
BAE Systems PLC 5.125% 3/26/2029 (e)	750	764
BAE Systems PLC 5.25% 3/26/2031 (e)	5,131	5,253
BAE Systems PLC 5.30% 3/26/2034 (e)	500	505
Boeing Co. (The) 2.75% 2/1/2026	20,292	20,021
Boeing Co. (The) 2.196% 2/4/2026	22,066	21,679
Boeing Co. (The) 6.259% 5/1/2027	738	759
Boeing Co. (The) 3.25% 2/1/2028	9,350	9,024
Boeing Co. (The) 6.298% 5/1/2029	2,852	3,001
Boeing Co. (The) 5.15% 5/1/2030	3,959	3,995
Boeing Co. (The) 3.625% 2/1/2031	274	255
Boeing Co. (The) 6.388% 5/1/2031	8,849	9,447
Boeing Co. (The) 6.528% 5/1/2034	156	167
Canadian National Railway Co. 4.375% 9/18/2034	540	512
Canadian Pacific Railway Co. 1.75% 12/2/2026	9,790	9,415
Canadian Pacific Railway Co. 4.80% 3/30/2030	27,842	28,057
Canadian Pacific Railway Co. 5.20% 3/30/2035	740	738
CSX Corp. 5.05% 6/15/2035	2,660	2,628
General Dynamics Corp. 1.15% 6/1/2026	10,000	9,694
General Dynamics Corp. 4.95% 8/15/2035	1,500	1,476
Johnson Controls International PLC 4.90% 12/1/2032	4,371	4,325
L3Harris Technologies, Inc. 5.40% 1/15/2027	10,000	10,142
L3Harris Technologies, Inc. 5.40% 7/31/2033	6,114	6,199
Lockheed Martin Corp. 4.95% 10/15/2025	4,445	4,443
Lockheed Martin Corp. 5.10% 11/15/2027	3,805	3,897
Lockheed Martin Corp. 4.45% 5/15/2028	6,968	7,025
Masco Corp. 1.50% 2/15/2028	4,158	3,828
Norfolk Southern Corp. 5.05% 8/1/2030	4,288	4,389
Norfolk Southern Corp. 5.10% 5/1/2035	3,240	3,202
Northrop Grumman Corp. 4.65% 7/15/2030	2,200	2,207
Northrop Grumman Corp. 4.70% 3/15/2033	6,652	6,546
Paychex, Inc. 5.10% 4/15/2030	2,341	2,372
Paychex, Inc. 5.35% 4/15/2032	6,337	6,434
Paychex, Inc. 5.60% 4/15/2035	82	83
RTX Corp. 5.00% 2/27/2026	4,046	4,060
RTX Corp. 5.75% 11/8/2026	10,000	10,175
RTX Corp. 1.90% 9/1/2031	1,500	1,266
RTX Corp. 2.375% 3/15/2032	425	363
RTX Corp. 6.10% 3/15/2034	500	533
Siemens Financieringsmaatschappij NV 1.20% 3/11/2026 (e)	4,172	4,074
Siemens Funding BV 5.20% 5/28/2035 (e)	12,000	12,061
Union Pacific Corp. 5.10% 2/20/2035	8,487	8,506
Veralto Corp. 5.35% 9/18/2028	10,000	10,268
Waste Management, Inc. 4.875% 2/15/2029	10,000	10,186
Waste Management, Inc. 4.625% 2/15/2030	400	403
Waste Management, Inc. 4.95% 3/15/2035	262	259
		254,636
Intermediate Bond Fund of America — Page 36 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.89%	Principal amount (000)	Value (000)
Accenture Capital, Inc. 4.05% 10/4/2029	USD10,120	$9,995
Accenture Capital, Inc. 4.25% 10/4/2031	7,830	7,692
Accenture Capital, Inc. 4.50% 10/4/2034	246	236
Amphenol Corp. 5.00% 1/15/2035	1,417	1,406
Analog Devices, Inc. 1.70% 10/1/2028	2,583	2,373
Analog Devices, Inc. 5.05% 4/1/2034	1,581	1,594
Broadcom, Inc. 3.15% 11/15/2025	1,650	1,639
Broadcom, Inc. 1.95% 2/15/2028 (e)	2,435	2,288
Broadcom, Inc. 4.35% 2/15/2030	4,350	4,301
Broadcom, Inc. 5.15% 11/15/2031	13,562	13,812
Broadcom, Inc. 4.55% 2/15/2032	9,651	9,453
Broadcom, Inc. 4.80% 10/15/2034	460	448
Cisco Systems, Inc. 4.95% 2/26/2031	4,854	4,953
Cisco Systems, Inc. 5.05% 2/26/2034	4,385	4,420
Cisco Systems, Inc. 5.10% 2/24/2035	3,699	3,722
Intel Corp. 4.875% 2/10/2026	10,000	10,007
Intuit, Inc. 0.95% 7/15/2025	1,455	1,449
Intuit, Inc. 1.35% 7/15/2027	1,325	1,249
Microchip Technology, Inc. 4.90% 3/15/2028	9,043	9,078
Microchip Technology, Inc. 5.05% 3/15/2029	33,300	33,520
Microchip Technology, Inc. 5.05% 2/15/2030	13,553	13,597
Micron Technology, Inc. 6.05% 11/1/2035	1,325	1,352
Oracle Corp. 5.25% 2/3/2032	18,670	18,958
Oracle Corp. 5.50% 8/3/2035	700	704
ServiceNow, Inc. 1.40% 9/1/2030	403	345
Synopsys, Inc. 4.55% 4/1/2027	10,240	10,259
Synopsys, Inc. 4.65% 4/1/2028	18,000	18,113
Synopsys, Inc. 5.00% 4/1/2032	13,000	13,028
Synopsys, Inc. 5.15% 4/1/2035	19,712	19,491
Texas Instruments, Inc. 4.60% 2/8/2029	7,100	7,181
		226,663
Communication services 0.65%
AT&T, Inc. 1.70% 3/25/2026	2,567	2,507
AT&T, Inc. 2.30% 6/1/2027	550	528
AT&T, Inc. 1.65% 2/1/2028	2,413	2,246
AT&T, Inc. 4.35% 3/1/2029	2,500	2,489
AT&T, Inc. 2.55% 12/1/2033	5,601	4,609
AT&T, Inc. 5.40% 2/15/2034	6,070	6,155
AT&T, Inc. 4.50% 5/15/2035	2,384	2,243
Charter Communications Operating, LLC 2.30% 2/1/2032	1,750	1,443
Charter Communications Operating, LLC 4.40% 4/1/2033	10,000	9,228
Charter Communications Operating, LLC 6.65% 2/1/2034	6,730	7,077
Charter Communications Operating, LLC 6.384% 10/23/2035	4,200	4,314
Comcast Corp. 2.65% 2/1/2030	1,000	922
Comcast Corp. 5.30% 6/1/2034	8,449	8,531
Comcast Corp. 5.30% 5/15/2035	3,282	3,290
Meta Platforms, Inc. 4.30% 8/15/2029	4,980	5,001
Meta Platforms, Inc. 4.75% 8/15/2034	7,479	7,399
SBA Tower Trust 1.631% 11/15/2026 (e)	13,740	13,065
T-Mobile USA, Inc. 1.50% 2/15/2026	7,500	7,326
T-Mobile USA, Inc. 3.75% 4/15/2027	29,000	28,636
T-Mobile USA, Inc. 2.05% 2/15/2028	950	893
T-Mobile USA, Inc. 4.85% 1/15/2029	2,000	2,020
Intermediate Bond Fund of America — Page 37 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.875% 4/15/2030	USD3,534	$3,409
T-Mobile USA, Inc. 2.55% 2/15/2031	1,055	935
T-Mobile USA, Inc. 2.875% 2/15/2031	500	450
T-Mobile USA, Inc. 5.125% 5/15/2032	6,411	6,469
T-Mobile USA, Inc. 5.75% 1/15/2034	400	415
T-Mobile USA, Inc. 5.30% 5/15/2035	6,135	6,117
Verizon Communications, Inc. 1.75% 1/20/2031	1,000	853
Verizon Communications, Inc. 2.55% 3/21/2031	17,781	15,754
Verizon Communications, Inc. 5.25% 4/2/2035	10,192	10,158
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,000	1,698
		166,180
Energy 0.53%
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,671	1,612
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,840	1,834
Chevron Corp. 1.995% 5/11/2027	5,213	5,019
Chevron U.S.A., Inc. 0.687% 8/12/2025	3,543	3,517
Chevron U.S.A., Inc. 1.018% 8/12/2027	2,992	2,800
Chevron U.S.A., Inc. 4.687% 4/15/2030	15,513	15,709
ConocoPhillips Co. 4.70% 1/15/2030	15,950	16,030
ConocoPhillips Co. 4.85% 1/15/2032	17,450	17,408
Diamondback Energy, Inc. 5.15% 1/30/2030	5,851	5,923
Diamondback Energy, Inc. 5.40% 4/18/2034	203	199
Diamondback Energy, Inc. 5.55% 4/1/2035	1,696	1,674
Energy Transfer, LP 6.10% 12/1/2028	13,150	13,735
Energy Transfer, LP 5.70% 4/1/2035	450	449
Eni SpA 5.50% 5/15/2034 (e)	1,802	1,788
Eni SpA 5.75% 5/19/2035 (e)	4,133	4,141
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,361	8,389
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,386	1,355
Exxon Mobil Corp. 2.61% 10/15/2030	5,000	4,586
Occidental Petroleum Corp. 5.375% 1/1/2032	4,100	3,961
Occidental Petroleum Corp. 5.55% 10/1/2034	3,465	3,278
ONEOK, Inc. 5.55% 11/1/2026	5,705	5,771
ONEOK, Inc. 5.05% 11/1/2034	929	886
Petroleos Mexicanos 6.84% 1/23/2030	2,250	2,104
Pioneer Natural Resources Co. 1.125% 1/15/2026	6,015	5,890
Saudi Arabian Oil Co. 1.625% 11/24/2025 (e)	1,920	1,892
Saudi Arabian Oil Co. 5.25% 7/17/2034 (e)	695	694
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (e)	4,813	4,774
Targa Resources Corp. 5.55% 8/15/2035	934	916
		136,334
Real estate 0.30%
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	2,285	2,086
American Tower Corp. 1.45% 9/15/2026	3,385	3,255
Boston Properties, LP 2.45% 10/1/2033	2,250	1,765
Boston Properties, LP 6.50% 1/15/2034	7,010	7,376
Boston Properties, LP 5.75% 1/15/2035	3,396	3,361
Crown Castle, Inc. 5.00% 1/11/2028	9,748	9,811
Crown Castle, Inc. 5.80% 3/1/2034	450	460
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	2,800	2,842
Equinix, Inc. 1.25% 7/15/2025	1,850	1,842
Equinix, Inc. 2.00% 5/15/2028	368	344
Intermediate Bond Fund of America — Page 38 of 58

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 4.875% 6/15/2028	USD9,286	$9,423
Prologis, LP 5.00% 1/31/2035	6,326	6,216
Public Storage Operating Co. (USD-SOFR + 0.70%) 5.03% 4/16/2027 (b)	12,055	12,057
Public Storage Operating Co. 1.85% 5/1/2028	2,660	2,483
Public Storage Operating Co. 1.95% 11/9/2028	3,041	2,810
Scentre Group Trust 1 3.25% 10/28/2025 (e)	1,360	1,351
Sun Communities Operating, LP 2.30% 11/1/2028	4,193	3,884
VICI Properties, LP 4.75% 4/1/2028	2,276	2,276
VICI Properties, LP 5.625% 4/1/2035	3,506	3,467
		77,109
Materials 0.26%
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	4,661	4,793
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	150	151
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,550	1,552
Celanese US Holdings, LLC 6.415% 7/15/2027	1,909	1,958
Celanese US Holdings, LLC 6.58% 7/15/2029	2,500	2,570
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	4,069	4,094
Dow Chemical Co. (The) 5.15% 2/15/2034	6,883	6,739
Dow Chemical Co. (The) 5.35% 3/15/2035	3,718	3,607
EIDP, Inc. 4.50% 5/15/2026	8,125	8,132
LYB International Finance III, LLC 1.25% 10/1/2025	1,227	1,212
LYB International Finance III, LLC 2.25% 10/1/2030	1,192	1,042
LYB International Finance III, LLC 6.15% 5/15/2035	1,581	1,606
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	10,250	10,369
Rio Tinto Finance (USA) PLC 5.00% 3/14/2032	16,000	16,072
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	1,710	1,706
Vale Overseas, Ltd. 3.75% 7/8/2030	2,291	2,144
		67,747
Total corporate bonds, notes & loans		4,007,157
Asset-backed obligations 14.08%
522 Funding CLO, Ltd., Series 18-3, Class AR, (3-month USD CME Term SOFR + 1.302%) 5.571% 10/20/2031 (a)(b)(e)	323	324
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(e)	1,075	1,074
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (a)(e)	908	910
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (a)(e)	834	833
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(e)	3,109	3,098
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (a)(e)	3,696	3,680
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (a)(e)	3,895	3,868
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026 (a)(e)	73	73
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (a)(e)	12,804	12,786
Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028 (a)(e)	3,657	3,675
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (a)(e)	20,400	20,490
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (a)(e)	12,922	12,968
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (a)(e)	1,400	1,402
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (a)(e)	7,615	7,618
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (a)(e)	16,000	15,999
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.399% 4/20/2032 (a)(b)(e)	7,164	7,169
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.799% 1/19/2033 (a)(b)(e)	2,500	2,505
American Credit Acceptance Receivables Trust, Series 2024-2, Class A, 5.90% 2/12/2027 (a)(e)	2,190	2,192
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027 (a)(e)	5,578	5,581
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(e)	7,698	7,716
Intermediate Bond Fund of America — Page 39 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(e)	USD4,392	$4,390
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (a)(e)	7,059	7,094
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (a)(e)	5,406	5,407
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (a)(e)	1,368	1,367
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (a)(e)	1,390	1,392
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (a)(e)	2,000	2,041
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (a)(e)	14,735	14,790
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (a)(e)	2,489	2,508
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (a)(e)	3,517	3,526
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (a)(e)	1,025	1,024
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (a)(e)	1,000	999
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027 (a)	10,041	10,025
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052 (a)(e)	18,053	17,945
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (a)(e)	4,022	4,004
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.691% 5/26/2031 (a)(b)(e)	189	189
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19% 4/19/2027 (a)	2,567	2,572
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (a)	7,946	8,038
Apidos CLO, Ltd., Series 2013-15, Class A1RR (3-month USD CME Term SOFR + 1.272%) 5.541% 4/20/2031 (a)(b)(e)	326	326
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.369% 1/20/2033 (a)(b)(e)	9,328	9,332
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (a)(e)	4,123	4,143
Atlas Senior Loan Fund, Ltd., CLO, Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.08%) 6.349% 10/20/2034 (a)(b)(e)	2,998	2,995
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (a)(e)	5,625	5,655
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(e)	3,875	3,945
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (a)(e)	1,197	1,222
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(e)	33,686	33,536
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026 (a)(e)	7,689	7,664
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (a)(e)	16,719	16,475
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (a)(e)	692	685
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (a)(e)	7,683	7,752
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(e)	26,765	27,272
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (a)(e)	2,337	2,348
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029 (a)(e)	16,901	17,189
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (a)(e)	13,000	13,321
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (a)(e)	1,622	1,637
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (a)(e)	654	657
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class C, 5.87% 8/20/2029 (a)(e)	407	408
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (a)(e)	18,450	19,109
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (a)(e)	5,340	5,571
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (a)(e)	5,598	5,720
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (a)(e)	7,550	7,657
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class C, 6.24% 8/20/2031 (a)(e)	509	517
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (a)(e)	2,332	2,356
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(e)	5,481	5,522
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (a)(b)(e)	20,000	20,052
Bank of America Auto Trust, Series 2025-1A, Class A2A, 4.52% 11/22/2027 (a)(e)	2,386	2,388
Bank of America Credit Card Trust, Series 2023-A2, Class A2, 4.98% 11/15/2028 (a)	7,806	7,882
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029 (a)	14,833	15,030
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031 (a)(e)	1,563	1,559
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (a)(e)	1,575	1,546
Intermediate Bond Fund of America — Page 40 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (a)(b)(e)	USD7,105	$7,093
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.769% 3/13/2037 (a)(b)(e)	2,400	2,408
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (a)(e)	883	808
Benefit Street Partners CLO, Ltd., Series 2015-8, Class A1AR, (3-month USD CME Term SOFR + 1.362%) 5.631% 1/20/2031 (a)(b)(e)	169	169
Betony CLO 2, Ltd., Series 2018-1, Class A2, (3-month USD CME Term SOFR + 1.862%) 6.141% 4/30/2031 (a)(b)(e)	800	802
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.469% 7/20/2035 (a)(b)(e)	9,873	9,880
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class A1, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2035 (a)(b)(e)	2,000	2,000
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(e)	2,663	2,666
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (a)(e)	3,345	3,368
BMW Vehicle Owner Trust, Series 2024-A, Class A3, 5.18% 2/26/2029 (a)	3,672	3,705
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (a)(e)	5,463	5,508
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A2, 6.68% 7/15/2027 (a)(e)	2,926	2,937
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (a)	800	800
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)	5,887	5,891
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027 (a)	4,286	4,300
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A2, 4.84% 1/18/2028 (a)	4,986	4,985
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (a)	3,535	3,541
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (a)	8,906	8,931
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (a)	16,000	16,069
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (a)	6,406	6,405
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (a)	3,188	3,198
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (a)	5,217	5,220
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (a)	4,696	4,726
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (a)	2,892	2,924
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (a)(e)	1,462	1,461
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(e)	150	141
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.868% 4/15/2034 (a)(b)(e)	923	924
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(e)	16,763	16,951
Carlyle Global Market Strategies, CLO, Series 2017-C, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 5.571% 4/30/2031 (a)(b)(e)	116	116
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (a)	4,819	4,831
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (a)	4,322	4,345
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26% 2/15/2029 (a)	8,980	9,111
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (a)	15,788	15,910
CarMax Auto Owner Trust, Series 2024-3, Class B, 5.08% 2/15/2030 (a)	2,473	2,506
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (a)	3,670	3,684
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (a)	1,993	2,023
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (a)	3,022	3,100
Carvana Auto Receivables Trust, Series 2024-N2, Class A2, 5.90% 8/10/2027 (a)(e)	3,981	3,991
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027 (a)(e)	613	615
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (a)(e)	1,828	1,841
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (a)	66	64
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (a)	1,545	1,560
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029 (a)(e)	564	578
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (a)(e)	1,900	1,894
Carvana Auto Receivables Trust, Series 2024-N3, Class C, 4.90% 12/10/2030 (a)(e)	1,942	1,933
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(e)	10,973	10,052
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (a)(e)	903	867
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (a)(e)	13,100	13,185
Intermediate Bond Fund of America — Page 41 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Cathedral Lake, Ltd., CLO, Series 2021-8, Class C, (3-month USD CME Term SOFR + 2.882%) 7.151% 1/20/2035 (a)(b)(e)	USD1,100	$1,104
CCG Receivables Trust, Series 2023-1, Class B, 5.99% 9/16/2030 (a)(e)	3,000	3,043
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032 (a)(e)	983	987
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (a)(e)	900	900
Cerberus Loan Funding, LP, CLO, Series 2022-2, Class A1, (3-month USD CME Term SOFR + 2.75%) 7.006% 10/15/2034 (a)(b)(e)	4,000	4,018
Cerberus Loan Funding, LP, CLO, Series 2023-1, Class A, (3-month USD CME Term SOFR + 2.40%) 6.656% 3/22/2035 (a)(b)(e)	2,000	1,999
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(e)	47,336	46,990
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(e)	6,948	6,387
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(e)	38,170	36,767
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (a)(e)	43,629	43,678
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (a)(e)	11,395	11,420
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (a)(e)	3,745	3,755
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (a)(e)	4,790	4,801
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (a)(e)	4,146	4,157
Chase Auto Owner Trust, Series 2024-5A, Class A2, 4.40% 11/26/2027 (a)(e)	2,386	2,383
Chase Auto Owner Trust, Series 2024-1, Class A3, 5.13% 5/25/2029 (a)(e)	7,207	7,262
Chase Auto Owner Trust, Series 2024-2, Class A3, 5.52% 6/25/2029 (a)(e)	9,314	9,451
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (a)(e)	6,236	6,280
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (a)(e)	9,936	10,049
Chase Auto Owner Trust, Series 2024-3, Class A4, 5.08% 12/25/2029 (a)(e)	1,303	1,325
Chase Auto Owner Trust, Series 2024-5A, Class A4, 4.15% 3/25/2030 (a)(e)	3,470	3,441
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029 (a)	14,965	15,048
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (a)(e)	2,228	2,255
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027 (a)	10,715	10,752
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (a)(e)	7,369	7,423
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (a)(e)	10,093	10,258
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(e)	1,517	1,516
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (a)(e)	2,313	2,306
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (a)(e)	924	911
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (a)(e)	2,559	2,367
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (a)(e)	5,955	5,505
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (a)(e)	1,535	1,421
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (a)(e)	2,873	2,621
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (a)(e)	3,151	2,860
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030 (a)(e)	176	176
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (a)	4,790	4,801
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (a)	9,158	9,270
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (a)(e)	7,413	7,480
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027 (a)(e)	6,166	6,176
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (a)(e)	1,768	1,772
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(e)	3,387	3,389
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (a)(e)	4,845	4,882
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (a)(e)	2,340	2,337
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (a)(e)	5,532	5,538
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (a)(e)	1,492	1,503
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (a)(e)	238	242
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (a)(e)	12,482	12,478
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (a)(e)	8,357	8,353
Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.48% 3/15/2033 (a)(e)	1,260	1,267
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (a)(e)	8,082	8,182
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (a)(e)	3,840	3,885
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (a)	4,245	4,249
Intermediate Bond Fund of America — Page 42 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (a)	USD3,561	$3,588
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030 (a)(e)	12,000	12,100
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (a)(e)	4,877	4,897
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (a)(e)	1,025	1,028
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (a)(e)	994	997
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (a)(e)	3,089	3,103
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (a)(e)	1,963	1,993
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)	8,410	8,415
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (a)	4,919	4,925
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	16,952	16,926
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (a)	4,283	4,300
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (a)	4,455	4,447
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (a)	7,615	7,710
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (a)	4,359	4,338
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (a)	5,003	5,012
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (a)	3,614	3,622
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (a)	647	649
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (a)	2,003	2,006
DriveTime Auto Owner Trust, Series 2022-2A, Class C, 4.72% 3/15/2028 (a)(e)	2,699	2,699
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (a)(e)	7,442	7,460
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362% 5.618% 1/15/2031 (a)(b)(e)	1,410	1,411
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (a)(e)	1,735	1,601
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (a)(e)	2,757	2,770
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (a)(e)	5,893	5,913
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(e)	7,203	7,208
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (a)(e)	1,115	1,113
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (a)(e)	4,938	4,957
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (a)(e)	2,281	2,310
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (a)(e)	11,795	11,909
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (a)(e)	1,691	1,703
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (a)(e)	292	294
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)	2,121	2,123
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027 (a)	983	984
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (a)	6,534	6,535
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027 (a)	1,214	1,215
Exeter Automobile Receivables Trust, Series 2024-3A, Class A3, 5.65% 12/15/2027 (a)	4,299	4,311
Exeter Automobile Receivables Trust, Series 2024-2A, Class B, 5.61% 4/17/2028 (a)	5,474	5,486
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (a)	458	461
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (a)	6,464	6,466
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (a)	8,232	8,251
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (a)	416	425
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (a)	7,369	7,449
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (a)	2,286	2,326
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (a)	5,304	5,321
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (a)	2,107	2,114
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (a)	7,450	7,551
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (a)	5,680	5,712
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (a)	5,363	5,418
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (a)	4,233	4,272
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (a)	1,847	1,857
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (a)	2,237	2,256
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (a)	8,684	8,686
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (a)	3,027	3,032
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (a)	1,416	1,430
Intermediate Bond Fund of America — Page 43 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029 (a)	USD7,104	$7,140
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (a)	8,022	8,158
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (a)	17,396	17,638
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (a)	6,751	6,875
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (a)(e)	18,197	17,907
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (a)(e)	2,750	2,757
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (a)(e)	4,486	4,523
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (a)(e)	474	482
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (a)(e)	320	321
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (a)	8,063	8,079
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (a)	1,874	1,885
Ford Credit Auto Owner Trust, Series 2024-C, Class A4, 4.11% 7/15/2030 (a)	7,417	7,364
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (a)(e)	6,591	6,411
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035 (a)(e)	8,653	8,754
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(e)	38,713	39,664
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (a)(e)	11,520	11,507
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (a)	8,262	8,309
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.319% 10/20/2032 (a)(b)(e)	3,558	3,556
Fortress Credit BSL, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.669% 10/18/2033 (a)(b)(e)	3,938	3,946
Fortress Credit BSL, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.869% 10/18/2033 (a)(b)(e)	3,000	3,009
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.90% 4/23/2036 (a)(b)(e)	1,600	1,600
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.180% 4/23/2036 (a)(b)(e)	408	408
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class AT, (3-month USD CME Term SOFR + 2.25%) 6.529% 4/23/2036 (a)(b)(e)	2,000	2,000
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.279% 4/23/2036 (a)(b)(e)	984	984
Galaxy CLO, Ltd., Series 2013-15, Class ARR, (3-month USD CME Term SOFR + 1.232%) 5.488% 10/15/2030 (a)(b)(e)	36	36
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (a)(e)	6,570	6,151
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (a)(e)	901	843
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (a)(e)	7,496	6,853
General Motors, Series 2025-1A, Class A1, 4.59% 3/15/2029 (a)(e)	1,547	1,551
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (a)(e)	12,723	12,810
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(e)	3,364	3,254
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (a)(e)	8,452	8,018
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (a)(e)	10,251	9,738
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (a)(e)	24,985	22,990
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (a)(e)	11,087	10,278
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(e)	3,833	3,837
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027 (a)(e)	2,546	2,549
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(e)	6,812	6,812
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (a)(e)	9,979	9,975
GLS Auto Receivables Trust, Series 2024-2, Class A3, 5.64% 1/18/2028 (a)(e)	3,870	3,886
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (a)(e)	4,733	4,749
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (a)(e)	3,000	3,001
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(e)	8,340	8,359
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (a)(e)	2,000	2,008
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (a)(e)	9,970	9,995
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (a)(e)	14,663	14,687
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (a)(e)	585	591
Intermediate Bond Fund of America — Page 44 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (a)(e)	USD529	$541
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (a)(e)	3,314	3,335
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (a)(e)	12,409	12,542
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (a)(e)	2,531	2,577
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(e)	2,594	2,587
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (a)(e)	13,264	13,270
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (a)(e)	544	543
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (a)(e)	238	237
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (a)(e)	520	524
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (a)(e)	268	269
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (a)(e)	679	687
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (a)	2,667	2,673
GM Financial Automobile Leasing Trust, Series 2024-2, Class A3, 5.39% 7/20/2027 (a)	6,773	6,831
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027 (a)	2,229	2,239
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (a)(e)	3,487	3,604
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (a)(e)	13,906	14,478
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (a)(e)	23,090	23,072
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (a)	5,406	5,433
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (a)	3,743	3,787
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028 (a)(e)	7,050	7,108
Golub Capital Partners CLO, Ltd., Series 2021-57, Class A1, (3-month USD CME Term SOFR + 1.752%) 6.033% 10/25/2034 (a)(b)(e)	2,000	2,000
GreatAmerica Leasing Receivables, Series 2025-1, Class A2, 4.52% 10/15/2027 (a)(e)	6,316	6,312
GreatAmerica Leasing Receivables, Series 2025-1, Class A3, 4.49% 4/16/2029 (a)(e)	14,142	14,136
GreatAmerica Leasing Receivables, Series 2025-1, Class A4, 4.58% 1/15/2032 (a)(e)	3,945	3,941
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class B, 5.21% 3/15/2030 (a)(e)	1,500	1,517
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (a)(e)	5,285	5,334
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.644% 7/28/2031 (a)(b)(e)	406	406
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.319% 1/20/2031 (a)(b)(e)	2,834	2,838
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (a)(e)	9,593	9,575
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(e)	2,806	2,821
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (a)(e)	2,850	2,887
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (a)(e)	14,882	15,145
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (a)(e)	4,875	5,055
Hertz Vehicle Financing, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026 (a)(e)	1,536	1,533
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(e)	54,758	52,394
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(e)	1,580	1,505
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(e)	4,785	4,860
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (a)(e)	10,661	10,801
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(e)	6,761	6,753
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (a)(e)	1,083	1,086
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (a)(e)	1,204	1,202
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (a)(e)	1,398	1,374
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (a)	4,056	4,064
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3, 5.41% 2/18/2028 (a)	3,381	3,403
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (a)(e)	3,310	3,241
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(e)	453	457
HPEFS Equipment Trust, Series 2024-2, Class A2, 5.50% 10/20/2031 (a)(e)	1,430	1,434
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (a)(e)	4,390	4,418
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (a)(e)	8,316	8,341
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (a)(e)	2,315	2,327
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (a)	4,925	4,964
Intermediate Bond Fund of America — Page 45 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD CME Term SOFR + 1.962%) 6.203% 7/14/2031 (a)(b)(e)	USD500	$502
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.469% 4/20/2032 (a)(b)(e)	10,398	10,404
Jamestown CLO, Ltd., Series 2019-1, Class BR, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2032 (a)(b)(e)	4,000	4,013
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (a)	9,567	9,644
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (a)	15,243	15,471
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.519% 7/20/2036 (a)(b)(e)	11,958	11,969
KKR Financial CLO, Ltd., Series 21, Class A, (3-month USD CME Term SOFR + 1.262%) 5.518% 4/15/2031 (a)(b)(e)	532	532
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (a)(e)	1,633	1,635
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027 (a)(e)	1,412	1,415
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027 (a)(e)	27	27
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027 (a)(e)	1,759	1,767
LAD Auto Receivables Trust, Series 2023-3, Class A3, 6.12% 9/15/2027 (a)(e)	8,076	8,100
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (a)(e)	5,314	5,314
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (a)(e)	2,468	2,478
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(e)	656	661
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (a)(e)	4,725	4,735
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028 (a)(e)	2,111	2,116
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (a)(e)	5,730	5,777
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (a)(e)	1,508	1,515
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(e)	4,750	4,779
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (a)(e)	543	546
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (a)(e)	3,336	3,366
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (a)(e)	3,507	3,544
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (a)(e)	1,891	1,892
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (a)(e)	1,350	1,369
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (a)(e)	3,761	3,812
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (a)(e)	3,385	3,395
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (a)(e)	548	548
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (a)(e)	197	197
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (a)(e)	1,040	1,064
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (a)(e)	283	289
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (a)(e)	832	850
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (a)(e)	259	266
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (a)(e)	179	178
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.602% 7/16/2031 (a)(b)(e)	2,330	2,332
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (a)(e)	5,321	5,333
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (a)(e)	9,917	9,965
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.506% 7/15/2036 (a)(b)(e)	4,618	4,622
Marathon CLO, Ltd., Series 2019-2A, Class BAR2, (3-month USD CME Term SOFR + 1.85%) 6.119% 1/20/2033 (a)(b)(e)	3,614	3,607
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.319% 7/23/2032 (a)(b)(e)	13,195	13,182
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (a)	7,634	7,718
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (a)	13,650	13,714
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (a)	7,429	7,479
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(e)	12,727	12,809
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (a)(e)	8,816	8,893
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(e)	10,115	10,202
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (a)(e)	1,103	1,111
Intermediate Bond Fund of America — Page 46 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 6.192% 5/20/2034 (a)(b)(e)	USD2,700	$2,702
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(e)	2,336	2,118
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069 (a)(e)	1,314	1,190
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(e)	10,267	9,199
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069 (a)(e)	4,100	3,652
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070 (a)(e)	6,427	5,663
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (a)(e)	17,601	15,829
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (a)(e)	10,300	9,566
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (a)(e)	17,565	17,545
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(e)	16,083	14,974
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(e)	17,884	16,673
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(e)	47,763	44,514
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.179% 4/20/2062 (a)(b)(e)	12,192	12,135
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 9.282% 10/25/2036 (a)(b)(e)	1,000	1,005
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(e)	151,033	141,861
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.513% 7/25/2030 (a)(b)(e)	4,594	4,597
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(e)	11,898	11,936
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(e)	9,975	9,965
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 6.769% 4/20/2035 (a)(b)(e)	750	751
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.369% 7/20/2034 (a)(b)(e)	3,000	2,994
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 5.472% 4/10/2033 (a)(b)(e)	1,739	1,741
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.482% 4/16/2031 (a)(b)(i)	440	440
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(e)	9,829	9,924
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (a)(e)	1,106	1,121
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (a)(e)	4,743	4,703
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (a)(e)	370	367
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(e)	4,220	4,181
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (a)(e)	515	512
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (a)(e)	7,497	7,302
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031 (a)(e)	800	780
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 3/25/2037 (a)	149	128
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 3/25/2037 (a)	1,496	1,280
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.432% 10/25/2036 (a)(b)(e)	757	763
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.318% 10/15/2029 (a)(b)(e)	1,378	1,378
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.918% 10/15/2029 (a)(b)(e)	8,556	8,564
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2030 (a)(b)(e)	1,939	1,937
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.275% 7/24/2031 (a)(b)(e)	5,158	5,159
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.575% 7/24/2031 (a)(b)(e)	7,111	7,120
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.675% 7/24/2031 (a)(b)(e)	1,429	1,427
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.256% 1/15/2033 (a)(b)(e)	4,584	4,576
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(e)	6,342	6,341
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (a)(e)	12,270	12,354
Intermediate Bond Fund of America — Page 47 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (a)(e)	USD7,296	$7,311
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (a)(e)	2,728	2,799
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (a)(e)	301	301
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (a)(e)	3,250	3,252
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A3, 5.04% 7/20/2032 (a)(e)	5,100	5,145
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027 (a)(e)	8,182	8,175
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (a)(e)	17,000	17,160
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(e)	5,722	5,762
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (a)(e)	12,866	12,940
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (a)	7,681	7,700
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (a)	3,145	2,954
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 6.219% 4/20/2036 (a)(b)(e)	3,000	3,003
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 7.569% 4/20/2036 (a)(b)(e)	429	430
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A, 5.052% 10/15/2039 (a)(e)	6,200	6,161
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (a)(e)	4,771	4,817
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.029% 9/15/2039 (a)(b)(e)	1,404	1,406
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (a)(e)	7,331	7,348
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (a)(e)	3,950	3,938
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(e)	3,756	3,771
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (a)(e)	725	732
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (a)(e)	6,575	6,633
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (a)(e)	4,920	4,937
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (a)(e)	1,712	1,744
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.689% 7/25/2051 (a)(b)(e)	1,207	1,207
Progress Residential Trust, Series 2022-SFR6, Class B, 4.997% 7/20/2039 (a)(e)	500	501
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.458% 10/15/2030 (a)(b)(e)	4,981	4,981
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.88% 4/17/2036 (a)(b)(e)	3,000	3,003
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (a)(e)	3,823	3,851
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(e)	3,532	3,541
Recette CLO, LLC, Series 2015-1, Class ARR, (3-month USD CME Term SOFR + 1.342%) 5.611% 4/20/2034 (a)(b)(e)	12,000	12,005
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.382% 10/25/2031 (a)(b)(e)	6,072	6,074
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.782% 10/25/2031 (a)(b)(e)	3,690	3,690
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030 (a)(e)	2,816	2,816
Rockford Tower CLO, Ltd., Series 2017-3, Class A, (3-month USD CME Term SOFR + 1.452%) 5.721% 10/20/2030 (a)(b)(e)	421	421
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.606% 7/15/2037 (a)(b)(e)	5,000	5,014
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027 (a)	404	404
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)	13,807	13,822
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)	8,998	8,998
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027 (a)	2,665	2,668
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)	6,539	6,537
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (a)	1,633	1,638
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)	4,671	4,672
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (a)	2,370	2,374
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)	7,343	7,366
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (a)	4,216	4,238
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (a)	4,685	4,683
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (a)	6,957	6,955
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (a)	9,733	9,737
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (a)	20,569	20,679
Intermediate Bond Fund of America — Page 48 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (a)	USD5,950	$5,976
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (a)	10,113	10,134
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (a)	11,396	11,472
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (a)	12,138	12,307
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (a)	3,675	3,716
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (a)	1,325	1,335
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (a)	12,380	12,442
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (a)	1,162	1,189
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (a)(e)	10,554	10,577
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (a)(e)	1,303	1,305
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (a)(e)	3,739	3,771
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (a)(e)	3,804	3,802
SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.59% 1/15/2030 (a)(e)	1,247	1,266
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (a)(e)	1,760	1,772
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (a)(e)	12,158	12,465
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (a)(e)	1,625	1,672
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (a)(e)	526	527
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (a)(e)	8,661	8,782
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (a)(e)	1,552	1,576
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (a)(e)	1,242	1,260
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(e)	690	693
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (a)(e)	3,082	3,082
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (a)(e)	7,915	7,966
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029 (a)(e)	4,131	4,203
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (a)(e)	12,222	12,245
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A4, 4.60% 11/20/2031 (a)(e)	8,269	8,308
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (a)(e)	5,653	5,553
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.882% 11/15/2052 (a)(b)(e)	2,042	2,064
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(e)	4,899	4,319
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (a)(e)	7,121	7,160
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (a)(e)	5,645	5,227
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.681% 4/18/2031 (a)(b)(e)	190	190
Sound Point CLO, Ltd., Series 2013-3R, Class C, (3-month USD CME Term SOFR + 2.512%) 6.781% 4/18/2031 (a)(b)(e)	800	804
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.768% 7/15/2034 (a)(b)(e)	1,600	1,606
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(e)	4,919	4,945
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (a)(e)	6,773	6,502
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.296% 4/15/2032 (a)(b)(e)	12,197	12,197
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 7.256% 4/15/2032 (a)(b)(e)	2,000	2,006
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.256% 7/15/2032 (a)(b)(e)	13,587	13,587
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (a)(e)	5,596	5,407
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (a)(e)	1,488	1,423
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (a)(e)	501	479
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (a)(e)	21,166	20,845
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (a)(e)	980	966
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (a)(e)	1,493	1,526
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (a)(e)	12,486	12,025
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.689% 4/20/2036 (a)(b)(e)	19,000	19,043
Intermediate Bond Fund of America — Page 49 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Sycamore Tree CLO, Ltd., Series 2024-5, Class C, (3-month USD CME Term SOFR + 2.75%) 7.019% 4/20/2036 (a)(b)(e)	USD2,666	$2,669
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 9.769% 10/20/2036 (a)(b)(e)	2,000	2,012
Sycamore Tree CLO, Ltd., Series 2023-2, Class DR, (3-month USD CME Term SOFR + 4.50%) 8.769% 1/20/2037 (a)(b)(e)	1,500	1,512
Symphony CLO, Ltd., Series 2014-15A, Class AR3, (3-month USD CME Term SOFR + 1.342%) 5.621% 1/17/2032 (a)(b)(e)	369	369
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)	20,672	20,919
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (a)	5,977	6,083
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (a)	12,285	12,448
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (a)	14,533	14,698
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(e)	3,576	3,354
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 8.257% 8/16/2034 (a)(b)(e)	1,500	1,495
TCW CLO, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.762%) 7.087% 8/16/2034 (a)(b)(e)	1,000	1,004
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (a)(e)	2,783	2,584
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(e)	2,202	2,055
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (a)(e)	4,976	4,557
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (a)(e)	20,751	19,097
The Huntington National Bank, Series 2025-1, Class B, 4.957% 3/21/2033 (a)(e)	20,281	20,243
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.306% 4/15/2034 (a)(b)(e)	12,917	12,902
Thompson Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.90%) 6.156% 4/15/2034 (a)(b)(e)	2,000	2,002
Thompson Park CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.70%) 6.956% 4/15/2034 (a)(b)(e)	2,000	1,995
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (a)(e)	272	243
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (a)(e)	14,656	14,760
Toyota Auto Receivables Owner Trust, Series 2023-A, Class A3, 4.63% 9/15/2027 (a)	4,002	4,003
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (a)	7,505	7,545
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (a)	10,269	10,320
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (a)	5,269	5,313
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (a)(e)	20,155	20,144
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.469% 1/20/2032 (a)(b)(e)	4,563	4,564
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.652% 4/25/2033 (a)(b)(e)	2,645	2,648
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 10.459% 7/20/2036 (a)(b)(e)	1,000	1,004
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (a)(e)	18,437	17,016
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (a)(e)	3,170	2,979
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (a)(e)	3,997	3,618
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(e)	6,552	6,539
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(e)	5,228	5,227
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (a)(e)	4,783	4,770
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(e)	1,843	1,837
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.459% 1/20/2037 (a)(b)(e)	13,000	12,999
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (a)(e)	3,741	3,795
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (a)(e)	15,582	15,626
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (a)	7,486	7,504
Verizon Master Trust, Series 2022-6, Class A, 3.67% 1/22/2029 (4.42% on 8/20/2025) (a)(f)	8,444	8,434
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (a)(f)	14,481	14,476
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5. 26.00% on 11/20/2027) (a)(f)	6,073	6,088
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (a)	20,000	20,385
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (a)	9,686	9,640
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (a)(e)	13,818	13,970
Intermediate Bond Fund of America — Page 50 of 58

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (a)(e)	USD5,212	$5,294
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (a)(e)	4,587	4,680
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (a)(e)	5,649	5,705
Vibrant CLO, Ltd., Series 2019-11, Class A1R1, (3-month USD CME Term SOFR + 1.382%) 5.651% 7/20/2032 (a)(b)(e)	1,647	1,647
Vibrant CLO, Ltd., Series 2021-12, Class A2AR, (3-month USD CME Term SOFR + 1.90%) 6.169% 4/20/2034 (a)(b)(e)	5,000	5,006
Vibrant CLO, Ltd., Series 2018-9RA, Class B, (3-month USD CME Term SOFR + 1.60%) 5.919% 4/20/2037 (a)(b)(e)	2,893	2,882
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.139% 4/20/2037 (a)(b)(e)	543	543
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.456% 10/15/2031 (a)(b)(e)	9,135	9,137
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027 (a)(e)	1,193	1,194
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (a)(e)	440	443
Wellfleet CLO, Ltd., Series 2018-2A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.119% 10/20/2031 (a)(b)(e)	1,944	1,950
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027 (a)(e)	1,138	1,139
Westlake Automobile Receivables Trust, Series 2024-1, Class A2A, 5.62% 3/15/2027 (a)(e)	1,659	1,661
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (a)(e)	4,589	4,600
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027 (a)(e)	10,859	10,889
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (a)(e)	8,245	8,282
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027 (a)(e)	3,300	3,302
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (a)(e)	10,000	9,999
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028 (a)(e)	98	98
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (a)(e)	3,188	3,191
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028 (a)(e)	1,721	1,731
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(e)	9,200	9,201
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (a)(e)	2,883	2,902
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (a)(e)	4,761	4,791
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (a)(e)	2,312	2,340
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (a)(e)	5,770	5,816
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (a)(e)	1,287	1,318
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (a)(e)	7,427	7,541
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (a)(e)	1,754	1,765
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (a)(e)	1,139	1,149
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (a)(e)	2,146	2,155
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (a)(e)	16,043	16,096
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(e)	6,802	6,816
Wind River CLO, Ltd., Series 2018-1, Class B, (3-month USD CME Term SOFR + 1.912%) 6.168% 7/15/2030 (a)(b)(e)	250	251
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.469% 10/20/2030 (a)(b)(e)	2,094	2,094
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.069% 10/20/2030 (a)(b)(e)	3,000	3,004
Wind River CLO, Ltd., Series 14-3, Class CR2, (3-month USD CME Term SOFR + 2.562%) 6.834% 10/22/2031 (a)(b)(e)	250	251
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 6.782% 4/25/2036 (a)(b)(e)	1,750	1,753
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 7.782% 4/25/2036 (a)(b)(e)	1,000	1,005
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(e)	6,516	6,512
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (a)(e)	718	722
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (a)	6,414	6,446
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (a)	8,630	8,807
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (a)	21,381	21,491
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)	11,129	11,157
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (a)	3,935	3,954
		3,606,244
Intermediate Bond Fund of America — Page 51 of 58

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 1.06%	Principal amount (000)	Value (000)
Asian Development Bank 2.50% 11/2/2027	USD2,787	$2,698
Caisse d’Amortissement de la Dette Sociale 0.375% 9/23/2025 (e)	10,000	9,876
Chile (Republic of) 4.85% 1/22/2029	6,885	6,942
Corporacion Andina de Fomento 5.00% 1/24/2029	10,024	10,242
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 4.35% 3/11/2026 (b)(e)	9,893	9,971
CPPIB Capital, Inc. 0.875% 9/9/2026 (e)	12,181	11,695
Development Bank of Japan, Inc. 1.25% 10/20/2026 (e)	6,158	5,912
Development Bank of Japan, Inc. 1.75% 10/20/2031 (e)	2,296	1,958
European Investment Bank 0.75% 10/26/2026	10,357	9,898
European Investment Bank 4.00% 2/15/2029	6,351	6,366
Inter-American Development Bank 4.50% 5/15/2026	8,404	8,428
Inter-American Development Bank 1.125% 7/20/2028	1	1
International Development Assn. 0.375% 9/23/2025 (e)	20,000	19,751
Japan Bank for International Cooperation 4.25% 1/26/2026	9,562	9,553
Japan Bank for International Cooperation 1.875% 4/15/2031	4,918	4,316
Kommunalbanken 0.375% 9/11/2025 (e)	25,000	24,718
OMERS Finance Trust 3.50% 4/19/2032 (e)	2,494	2,336
Ontario Teachers’ Finance Trust 0.875% 9/21/2026 (e)	23,131	22,167
Ontario Teachers’ Finance Trust 3.00% 4/13/2027 (e)	31,138	30,484
Ontario Teachers’ Finance Trust 2.00% 4/16/2031 (e)	5,070	4,446
Poland (Republic of) 3.25% 4/6/2026	472	467
PSP Capital, Inc. 1.625% 10/26/2028 (e)	12,052	11,128
Quebec Canada (Province of) 0.60% 7/23/2025	29,200	29,027
Saskatchewan (Province of) 3.25% 6/8/2027	10,528	10,326
Sweden (Kingdom of) 4.375% 1/30/2026 (e)	6,020	6,021
United Mexican States 6.00% 5/13/2030	3,205	3,298
United Mexican States 6.00% 5/7/2036	10,000	9,593
		271,618
Municipals 0.15% California 0.04%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.532% 6/1/2028	11,085	10,410
Florida 0.05%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025	5,385	5,370
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	3,785	3,583
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	3,805	3,367
		12,320
New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028 (escrowed to maturity)	15,255	14,299
Total municipals		37,029
Federal agency bonds & notes 0.07%
Fannie Mae 0.875% 8/5/2030 (c)	21,412	18,314
Tennessee Valley Authority 3.875% 3/15/2028	450	450
		18,764
Total bonds, notes & other debt instruments (cost: $24,358,492,000)		24,179,242
Intermediate Bond Fund of America — Page 52 of 58

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, 5.652% perpetual noncumulative preferred shares (b)(e)	4,000	$3,240
Total preferred securities (cost: $3,985,000)		3,240
Short-term securities 13.48% Money market investments 13.48%
Capital Group Central Cash Fund 4.29% (j)(k)	34,531,430	3,453,143
Total short-term securities (cost: $3,452,910,000)		3,453,143
Options purchased (equity style) 0.01%
Options purchased (equity style)*		1,794
Total options purchased (equity style) (cost: $3,143,000)		1,794
Total investment securities 107.89% (cost: $27,818,530,000)		27,637,419
Other assets less liabilities (7.89)%		(2,020,859)
Net assets 100.00%		$25,616,560
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
Call
3 Month SOFR Futures Option	3,558	9/12/2025	USD97.00	USD889,500	$200
3 Month SOFR Futures Option	5,759	9/12/2025	98.00	1,439,750	108
					$308
Put
3 Month SOFR Futures Option	19,818	12/12/2025	USD95.69	USD4,954,500	$1,486
					$1,794
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
3 Month SOFR Futures	Long	10,674	9/17/2025	USD2,553,421	$186
3 Month SOFR Futures	Long	331	3/18/2026	79,601	36
2 Year U.S. Treasury Note Futures	Long	35,113	10/3/2025	7,283,753	8,122
5 Year U.S. Treasury Note Futures	Long	66,999	10/3/2025	7,248,454	27,218
10 Year U.S. Treasury Note Futures	Long	11,017	9/30/2025	1,220,133	8,338
10 Year Ultra U.S. Treasury Note Futures	Short	14,110	9/30/2025	(1,588,037)	(15,807)
20 Year U.S. Treasury Bond Futures	Short	954	9/30/2025	(107,593)	(1,161)
30 Year Ultra U.S. Treasury Bond Futures	Short	2,407	9/30/2025	(279,362)	(3,339)
					$23,593
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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.664%	Annual	8/31/2025	USD25,000	$(11)	$—	$(11)
4.8195%	Annual	SOFR	Annual	9/1/2025	42,000	36	—	36
SOFR	Annual	4.63358%	Annual	10/31/2025	9,600	(9)	—	(9)
4.8755%	Annual	SOFR	Annual	4/18/2026	160,000	1,060	—	1,060
3.616%	Annual	SOFR	Annual	2/20/2028	41,900	177	—	177
3.624%	Annual	SOFR	Annual	2/20/2028	12,000	52	—	52
SOFR	Annual	4.15%	Annual	5/15/2033	7,790	(204)	—	(204)
4.0135%	Annual	SOFR	Annual	8/21/2033	7,300	118	—	118
SOFR	Annual	4.061%	Annual	8/24/2033	22,000	(430)	—	(430)
SOFR	Annual	3.9519%	Annual	8/25/2033	22,000	(260)	—	(260)
SOFR	Annual	3.8275%	Annual	9/1/2033	17,900	(53)	—	(53)
SOFR	Annual	3.6038%	Annual	1/8/2034	23,050	337	—	337
SOFR	Annual	3.41%	Annual	7/28/2045	233,400	22,600	—	22,600
SOFR	Annual	3.045%	Annual	7/27/2050	5,800	956	—	956
SOFR	Annual	3.6765%	Annual	2/20/2054	7,056	454	—	454
						$24,823	$—	$24,823
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD355,102	$(7,114)	$(4,252)	$(2,862)
Investments in affiliates (k)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 13.48%
Money market investments 13.48%
Capital Group Central Cash Fund 4.29% (j)	$2,930,778	$7,095,794	$6,573,012	$315	$(732)	$3,453,143	$88,807
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Octagon Investment Partners, Ltd., CLO, Series 2018-18X, Class A1A, (3-month USD CME Term SOFR + 1.222%) 5.482% 4/16/2031 (a)(b)(i)	10/28/2022	$435	$440	0.00%(l)

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(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $163,880,000, which represented 0.64% of the net assets of the fund.
(d)	Represents securities transacted on a TBA basis.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,523,715,000, which represented 21.56% of the net assets of the fund.

(f)	Step bond; coupon rate may change at a later date.
(g)	Amount less than one thousand.
(h)	Index-linked bond whose principal amount moves with a government price index.
(i)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $440,000, which represented less than 0.01% of the net assets of the fund.

(j)	Rate represents the seven-day yield at 5/31/2025.
(k)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(l)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Intermediate Bond Fund of America — Page 55 of 58

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $4,416,388,000. The average month-end notional amount of futures contracts while held was $22,443,140,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,053,491,000 and $193,404,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
Intermediate Bond Fund of America — Page 56 of 58

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,193,493	$—	$10,193,493
U.S. Treasury bonds & notes	—	6,044,937	—	6,044,937
Corporate bonds, notes & loans	—	4,007,157	—	4,007,157
Asset-backed obligations	—	3,606,244	—	3,606,244
Bonds & notes of governments & government agencies outside the U.S.	—	271,618	—	271,618
Municipals	—	37,029	—	37,029
Federal agency bonds & notes	—	18,764	—	18,764
Preferred securities	—	3,240	—	3,240
Short-term securities	3,453,143	—	—	3,453,143
Options purchased on futures (equity style)	1,794	—	—	1,794
Total	$3,454,937	$24,182,482	$—	$27,637,419

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$43,900	$—	$—	$43,900
Unrealized appreciation on centrally cleared interest rate swaps	—	25,790	—	25,790
Liabilities:
Unrealized depreciation on futures contracts	(20,307)	—	—	(20,307)
Unrealized depreciation on centrally cleared interest rate swaps	—	(967)	—	(967)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,862)	—	(2,862)
Total	$23,593	$21,961	$—	$45,554
*
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Intermediate Bond Fund of America — Page 57 of 58

unaudited

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-023-0725
Intermediate Bond Fund of America — Page 58 of 58